UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813045.106

AICAP-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Belgium - 1.3%
Ageas	300,700	$ 852,544
Anheuser-Busch InBev SA NV	21,465	1,184,248
TOTAL BELGIUM		2,036,792
Bermuda - 2.1%
Credicorp Ltd. (NY Shares)	8,200	854,932
GOME Electrical Appliances Holdings Ltd. (a)	2,254,000	852,824
Huabao International Holdings Ltd.	505,000	747,448
Petra Diamonds Ltd. (a)	298,100	825,992
TOTAL BERMUDA		3,281,196
Brazil - 5.5%
Anhanguera Educacional Participacoes SA	38,030	806,213
Banco Bradesco SA (PN) sponsored ADR	58,800	1,112,496
BR Malls Participacoes SA	90,000	820,390
Cia Hering SA	49,900	766,081
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	36,570	976,419
Drogasil SA	106,300	764,978
Iguatemi Empresa de Shopping Centers SA	35,300	762,099
Itau Unibanco Banco Multiplo SA ADR (a)(e)	54,600	1,173,900
Marisa Lojas SA	59,800	783,586
Mills Estruturas e Servicos de Engenharia SA	59,900	750,411
TOTAL BRAZIL		8,716,573
British Virgin Islands - 1.1%
ReneSola Ltd. sponsored ADR (a)(d)	77,900	823,403
Sable Mining Africa Ltd. (a)	2,595,900	987,459
TOTAL BRITISH VIRGIN ISLANDS		1,810,862
Canada - 3.5%
Aurcana Corp. unit (a)	1,955,400	1,679,685
Canadian Natural Resources Ltd.	29,000	1,293,427
Suncor Energy, Inc.	33,400	1,383,242
Teck Resources Ltd. Class B (sub. vtg.)	18,500	1,120,792
TOTAL CANADA		5,477,146
Cayman Islands - 4.9%
Ajisen (China) Holdings Ltd.	495,000	755,502
Belle International Holdings Ltd.	481,000	822,971
Hengan International Group Co. Ltd.	120,000	898,061
Hengdeli Holdings Ltd.	1,324,000	745,480
Maoye International Holdings Ltd. (d)	1,766,000	783,701
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Peak Sport Products Co. Ltd. (d)	1,225,000	$ 815,431
Shenguan Holdings Group Ltd.	570,000	764,698
Silver Base Group Holdings Ltd.	1,035,000	743,382
Trina Solar Ltd. (a)(d)	28,880	752,902
Vinda International Holdings Ltd.	796,000	747,322
TOTAL CAYMAN ISLANDS		7,829,450
China - 1.6%
Agricultural Bank of China (H Shares)	1,786,000	879,622
Baidu.com, Inc. sponsored ADR (a)	7,500	814,725
Golden Eagle Retail Group Ltd. (H Shares)	299,000	820,670
TOTAL CHINA		2,515,017
Cyprus - 0.4%
AFI Development PLC (B Shares) (a)	524,000	686,440
Denmark - 1.0%
Carlsberg AS Series B	8,500	846,847
Pandora A/S	12,400	791,339
TOTAL DENMARK		1,638,186
Finland - 0.7%
Nokia Corp. sponsored ADR (d)	104,300	1,116,010
France - 5.6%
Atos Origin SA (a)	15,038	837,171
AXA SA	54,100	1,145,012
BNP Paribas SA	19,804	1,480,298
Christian Dior SA	6,700	920,440
LVMH Moet Hennessy - Louis Vuitton	7,588	1,184,748
PPR SA	6,000	958,985
Schneider Electric SA	7,548	1,176,953
Societe Generale Series A	18,727	1,210,848
TOTAL FRANCE		8,914,455
Germany - 2.1%
Bayerische Motoren Werke AG (BMW)	14,331	1,100,241
Daimler AG (Germany) (a)	18,426	1,347,530
HeidelbergCement AG	14,138	923,810
TOTAL GERMANY		3,371,581
Common Stocks - continued
	Shares	Value
Hong Kong - 1.2%
CNOOC Ltd. sponsored ADR	5,200	$ 1,157,832
Emperor Watch & Jewellery Ltd.	5,240,000	766,160
TOTAL HONG KONG		1,923,992
India - 6.3%
Adani Enterprises Ltd.	54,704	673,519
Bank of Baroda	41,964	801,601
Crompton Greaves Ltd.	118,480	720,188
Gitanjali Gems Ltd.	169,647	742,078
Infrastructure Development Finance Co. Ltd.	250,086	803,604
ITC Ltd.	215,930	766,180
Jain Irrigation Systems Ltd.	168,988	705,269
LIC Housing Finance Ltd.	220,646	865,972
Rural Electrification Corp. Ltd.	135,031	717,955
Sun TV Ltd.	68,886	733,882
Tata Motors Ltd. sponsored ADR	33,500	812,710
Titan Industries Ltd.	10,327	811,534
United Spirits Ltd.	28,621	775,593
TOTAL INDIA		9,930,085
Indonesia - 3.1%
PT Bank Rakyat Indonesia Tbk	1,542,000	826,561
PT Global Mediacom Tbk	10,933,000	870,003
PT Gudang Garam Tbk	208,000	856,324
PT Indofood Sukses Makmur Tbk	1,533,500	796,582
PT Mayora Indah Tbk	678,000	756,833
PT Mitra Adiperkasa Tbk	3,281,500	779,758
TOTAL INDONESIA		4,886,061
Italy - 2.5%
Intesa Sanpaolo SpA	335,029	1,114,531
Prysmian SpA	42,016	847,843
Saipem SpA	18,422	921,529
UniCredit SpA	456,900	1,131,522
TOTAL ITALY		4,015,425
Japan - 11.1%
Canon, Inc. sponsored ADR	25,000	1,229,000
eAccess Ltd.	1,350	817,434
Fanuc Ltd.	7,100	1,121,053
Honda Motor Co. Ltd. sponsored ADR	32,800	1,428,112
Itochu Corp.	90,800	986,764
Japan Tobacco, Inc.	244	915,595
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	3,400	$ 902,193
Komatsu Ltd.	35,500	1,057,042
Marubeni Corp.	122,000	917,081
Mitsubishi Corp.	43,400	1,208,199
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	253,700	1,319,240
Mitsui & Co. Ltd.	65,300	1,097,880
ORIX Corp.	9,250	912,829
Rakuten, Inc.	935	822,454
SOFTBANK CORP.	32,100	1,104,024
Sumitomo Corp.	65,800	946,757
Uni-Charm Corp.	22,700	873,928
TOTAL JAPAN		17,659,585
Korea (South) - 1.1%
Hyundai Motor Co.	6,387	1,020,894
Lock & Lock Co. Ltd.	25,470	781,243
TOTAL KOREA (SOUTH)		1,802,137
Malaysia - 0.8%
Genting Bhd	233,100	811,643
Parkson Holdings Bhd	263,100	484,692
TOTAL MALAYSIA		1,296,335
Mexico - 1.1%
Grupo Mexico SA de CV Series B	226,200	883,681
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	34,600	832,476
TOTAL MEXICO		1,716,157
Netherlands - 2.9%
AEGON NV (a)	125,700	930,224
ING Groep NV sponsored ADR (a)	107,694	1,226,635
Unilever NV unit	53,400	1,582,242
X5 Retail Group NV GDR (Reg. S) (a)	18,600	787,896
TOTAL NETHERLANDS		4,526,997
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	119,134	851,808
Norway - 0.5%
Aker Solutions ASA	42,400	771,003
Qatar - 0.5%
Commercial Bank of Qatar GDR (Reg. S)	175,021	807,434
Common Stocks - continued
	Shares	Value
Russia - 4.3%
LSR Group OJSC GDR (Reg. S) (a)	79,800	$ 778,050
Magnit OJSC GDR (Reg. S)	32,995	863,479
Mechel Steel Group OAO sponsored ADR	84,380	831,143
OAO Gazprom sponsored ADR	53,100	1,420,956
Sberbank (Savings Bank of the Russian Federation) (a)	337,300	1,197,988
TNK-BP Holding	288,800	802,518
Uralkali JSC GDR (Reg. S)	22,900	869,055
TOTAL RUSSIA		6,763,189
South Africa - 3.0%
AngloGold Ashanti Ltd. sponsored ADR	21,200	912,448
Blue Label Telecoms Ltd.	707,400	619,853
Clicks Group Ltd.	142,818	787,607
Mr Price Group Ltd.	96,800	765,536
Naspers Ltd. Class N	17,300	897,508
Shoprite Holdings Ltd.	62,900	779,492
TOTAL SOUTH AFRICA		4,762,444
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	106,700	1,309,209
Banco Santander SA sponsored ADR	141,612	1,733,331
Inditex SA	11,940	902,128
TOTAL SPAIN		3,944,668
Sweden - 0.5%
EnergyO Solutions AB (a)	103,667	819,540
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	20,536	1,116,903
Credit Suisse Group sponsored ADR	28,100	1,256,351
Dufry AG (a)	6,910	827,751
Nestle SA	46,763	2,528,466
The Swatch Group AG (Bearer)	2,410	966,399
Transocean Ltd. (a)	13,600	1,087,048
TOTAL SWITZERLAND		7,782,918
Taiwan - 1.2%
HTC Corp.	31,350	1,056,875
Synnex Technology International Corp.	304,000	801,873
TOTAL TAIWAN		1,858,748
Turkey - 0.5%
Turkiye Garanti Bankasi AS	187,000	832,147
Common Stocks - continued
	Shares	Value
United Kingdom - 12.1%
Anglo American PLC (United Kingdom)	27,900	$ 1,368,510
Barclays PLC Sponsored ADR (d)	69,530	1,307,164
BG Group PLC	67,188	1,507,639
BP PLC	271,200	2,130,781
British American Tobacco PLC (United Kingdom)	41,900	1,547,289
Burberry Group PLC	50,600	870,407
Imperial Tobacco Group PLC	38,577	1,102,277
Lloyds Banking Group PLC (a)	1,224,700	1,238,407
Reckitt Benckiser Group PLC	20,300	1,103,833
Rio Tinto PLC	30,400	2,087,490
Royal Dutch Shell PLC Class B	81,538	2,840,877
Vedanta Resources PLC	22,300	811,486
Xstrata PLC	54,112	1,200,359
TOTAL UNITED KINGDOM		19,116,519
United States of America - 8.2%
Alpha Natural Resources, Inc. (a)	15,900	854,307
Apple, Inc. (a)	2,500	848,300
Bank of America Corp.	58,720	806,226
Cisco Systems, Inc. (a)	37,663	796,572
Citigroup, Inc. (a)	167,964	809,586
Google, Inc. Class A (a)	1,220	732,439
Hewlett-Packard Co.	18,078	825,984
JPMorgan Chase & Co.	18,795	844,647
Juniper Networks, Inc. (a)	22,500	835,200
Massey Energy Co.	13,200	829,752
MasterCard, Inc. Class A	3,360	794,674
Tiffany & Co., Inc.	13,656	793,823
United States Steel Corp.	13,890	801,036
Visa, Inc. Class A	11,440	799,084
Walter Energy, Inc.	6,200	807,674
Wells Fargo & Co.	26,040	844,217
TOTAL UNITED STATES OF AMERICA		13,023,521
TOTAL COMMON STOCKS (Cost $141,696,088)		156,484,421
Nonconvertible Preferred Stocks - 1.3%

Germany - 0.7%
Volkswagen AG	6,600	1,066,177
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.6%
Fiat Industrial SpA (a)	99,835	$ 910,250
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,324,276)		1,976,427
Money Market Funds - 2.9%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $4,654,330)	4,654,330	4,654,330
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $147,674,694)		163,115,178
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(4,442,890)
NET ASSETS - 100%		$ 158,672,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,173,900 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 518
Fidelity Securities Lending Cash Central Fund	9,695
Total	$ 10,213
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 19,116,519	$ 9,271,675	$ 9,844,844	$ -
Japan	17,659,585	17,659,585	-	-
United States of America	13,023,521	13,023,521	-	-
India	9,930,085	9,128,484	801,601	-
France	8,914,455	8,914,455	-	-
Brazil	8,716,573	8,716,573	-	-
Cayman Islands	7,829,450	7,829,450	-	-
Switzerland	7,782,918	7,782,918	-	-
Russia	6,763,189	6,763,189	-	-
Other	58,724,553	54,930,396	3,794,157	-
Money Market Funds	4,654,330	4,654,330	-	-
Total Investments in Securities:	$ 163,115,178	$ 148,674,576	$ 14,440,602	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $149,796,223. Net unrealized appreciation aggregated $13,318,955, of which $18,543,572 related to appreciated investment securities and $5,224,617 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813062.106

AEA-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bermuda - 2.0%
Cheung Kong Infrastructure Holdings Ltd.	143,000	$ 679,529
China Yurun Food Group Ltd.	748,000	2,417,607
Huabao International Holdings Ltd.	1,156,000	1,710,989
Jardine Matheson Holdings Ltd.	46,400	2,163,168
Jinhui Shipping & Transportation Ltd. (a)	78,000	269,990
Noble Group Ltd.	1,149,272	1,958,578
TOTAL BERMUDA		9,199,861
Canada - 0.3%
Niko Resources Ltd.	13,000	1,266,107
Cayman Islands - 5.5%
AAC Acoustic Technology Holdings, Inc.	118,000	317,823
Agile Property Holdings Ltd.	668,000	992,130
Belle International Holdings Ltd.	1,556,000	2,662,251
Bosideng International Holdings Ltd.	724,000	224,718
Central China Real Estate Ltd.	4,681,000	1,410,880
Chaoda Modern Agriculture (Holdings) Ltd.	2,250,000	1,604,504
China Infrastructure Machinery Holdings Ltd.	625,000	364,733
China Lilang Ltd.	500,000	656,680
China Shanshui Cement Group Ltd.	936,000	731,100
Country Garden Holdings Co. Ltd.	3,362,000	1,259,111
Enn Energy Holdings Ltd.	402,000	1,196,183
International Taifeng Holdings Ltd.	1,524,000	795,542
JA Solar Holdings Co. Ltd. ADR (a)	267,980	1,849,062
Kingboard Chemical Holdings Ltd.	641,500	3,653,114
Sands China Ltd. (a)	193,200	478,242
Shenguan Holdings Group Ltd.	662,000	888,123
Shui On Land Ltd.	3,708,445	1,783,638
Tencent Holdings Ltd.	98,000	2,538,990
Trina Solar Ltd. (a)(d)	39,900	1,040,193
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	20,700	239,706
Youyuan International Holdings Ltd.	1,130,000	591,320
TOTAL CAYMAN ISLANDS		25,278,043
China - 13.8%
Agricultural Bank of China (H Shares)	7,426,000	3,657,377
Air China Ltd. (H Shares) (a)	1,292,000	1,330,643
Baidu.com, Inc. sponsored ADR (a)	10,200	1,108,026
Bank of China Ltd. (H Shares)	5,430,000	2,820,580
China Communications Services Corp. Ltd. (H Shares)	1,298,000	794,103
China Construction Bank Corp. (H Shares)	12,584,000	11,055,869
China Life Insurance Co. Ltd. (H Shares)	335,000	1,306,299
Common Stocks - continued
	Shares	Value
China - continued
China Merchants Bank Co. Ltd. (H Shares)	1,308,000	$ 3,080,094
China Metal Recycling (Holdings) Ltd.	618,000	712,577
China Minsheng Banking Corp. Ltd. (H Shares)	2,624,000	2,224,584
China Oilfield Services Ltd. (H Shares)	986,000	1,907,049
China Petroleum & Chemical Corp. (H Shares)	7,564,000	8,360,149
China Railway Group Ltd.	1,623,000	1,176,117
China Southern Airlines Ltd. (H Shares) (a)	506,000	259,036
Dalian Port (PDA) Co. Ltd. (H Shares)	1,008,000	412,415
Dongfeng Motor Group Co. Ltd. (H Shares)	766,000	1,351,857
Great Wall Motor Co. Ltd. (H Shares)	631,250	994,222
Harbin Power Equipment Co. Ltd. (H Shares)	992,000	1,248,143
Huaneng Power International, Inc. (H Shares)	1,698,000	947,585
Industrial & Commercial Bank of China Ltd. (H Shares)	13,065,000	9,718,987
Ping An Insurance Group Co. China Ltd. (H Shares)	618,000	6,123,089
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	112,799	200,517
Sina Corp. (a)	2,200	187,550
Sinotrans Ltd. (H Shares)	4,624,000	1,245,434
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (a)	67,200	131,008
Zhongpin, Inc. (a)(d)	35,400	669,060
TOTAL CHINA		63,022,370
Hong Kong - 13.8%
Cathay Pacific Airways Ltd.	1,085,000	2,733,096
China Everbright Ltd.	394,000	818,644
China Mobile (Hong Kong) Ltd.	1,355,000	13,319,221
China Resources Power Holdings Co. Ltd.	842,000	1,473,025
China State Construction International Holdings Ltd.	190,000	187,154
Citic Pacific Ltd.	856,000	2,300,072
CNOOC Ltd.	3,615,500	8,047,764
First Pacific Co. Ltd.	636,000	550,611
Galaxy Entertainment Group Ltd. (a)	214,000	328,817
Hang Lung Group Ltd.	250,000	1,579,174
Hang Seng Bank Ltd.	286,800	4,730,464
Hong Kong Electric Holdings Ltd.	978,500	6,199,710
Hong Kong Exchanges and Clearing Ltd.	124,600	2,857,388
Hongkong Land Holdings Ltd.	560,000	3,942,400
New World Development Co. Ltd.	769,000	1,455,782
PCCW Ltd.	5,989,000	2,826,739
Sinotruk Hong Kong Ltd.	425,500	395,659
SJM Holdings Ltd.	498,000	834,173
Swire Pacific Ltd. (A Shares)	214,500	3,372,884
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Television Broadcasts Ltd.	155,000	$ 832,970
Wharf Holdings Ltd.	570,000	4,305,997
TOTAL HONG KONG		63,091,744
India - 6.3%
Apollo Tyres Ltd.	455,823	509,288
Bank of Baroda	83,648	1,597,854
Bank of India	85,286	817,219
Cadila Healthcare Ltd.	64,945	1,171,703
Canara Bank	59,611	784,277
Dena Bank	96,499	222,136
Ess Dee Aluminium Ltd.	87,436	784,491
HCL Infosystems Ltd.	110,347	261,991
Hindalco Industries Ltd.	314,128	1,574,239
ICSA (India) Ltd.	186,602	489,054
Indian Oil Corp. Ltd.	198,190	1,457,286
Indian Overseas Bank	181,808	516,164
Jubilant Industries Ltd. (a)	5,873	8,331
Mahindra & Mahindra Financial Services Ltd.	84,060	1,277,363
Maruti Suzuki India Ltd.	33,059	906,601
Mphasis BFL Ltd.	39,507	581,634
Oriental Bank of Commerce	90,956	655,598
Patni Computer Systems Ltd.	158,817	1,622,827
Piramal Healthcare Ltd.	50,687	486,462
Ramky Infrastructure Ltd.	28,395	162,377
Reliance Infrastructure Ltd.	35,910	554,381
Rural Electrification Corp. Ltd.	219,097	1,164,931
Shree Renuka Sugars Ltd.	232,620	417,015
Sintex Industries Ltd.	100,820	312,966
State Bank of India	30,683	1,769,269
Sun TV Ltd.	71,692	763,776
Tata Chemicals Ltd.	124,675	954,549
Tata Consultancy Services Ltd.	138,060	3,493,302
Tata Power Co. Ltd.	41,259	1,119,238
Titan Industries Ltd.	12,572	987,955
Voltas Ltd.	151,110	633,129
Welspun Gujarat Stahl Rohren Ltd.	92,632	306,247
Yes Bank Ltd.	68,400	392,712
Zee Learn Ltd. (a)	35,117	17,357
TOTAL INDIA		28,773,722
Common Stocks - continued
	Shares	Value
Indonesia - 1.9%
PT Indofood Sukses Makmur Tbk (a)	181,000	$ 91,521
PT Astra International Tbk	514,000	2,777,926
PT Bank Rakyat Indonesia Tbk	6,833,000	3,662,705
PT BISI International Tbk (a)	376,500	57,424
PT Indofood Sukses Makmur Tbk	2,337,000	1,213,963
PT XL Axiata Tbk (a)	1,552,500	900,823
TOTAL INDONESIA		8,704,362
Korea (South) - 21.1%
Busan Bank	245,980	2,965,269
Celltrion, Inc. (a)	23,445	751,580
Cheil Worldwide, Inc.	123,770	1,569,402
CJ CheilJedang Corp.	9,228	1,586,240
CJ Corp.	27,448	1,850,496
CJ Home Shopping (a)	3,763	883,060
Dongbu Insurance Co. Ltd.	25,280	1,024,857
Doosan Co. Ltd.	12,773	1,904,759
Doosan Construction & Engineering Co. Ltd.	157,720	859,107
Duksan Hi-Metal Co. Ltd. (a)	43,555	838,139
GS Holdings Corp.	78,186	5,815,734
Halla Climate Control Co.	66,630	1,053,110
Hanwha Corp.	56,570	2,884,382
Honam Petrochemical Corp.	10,197	3,287,079
Hyosung Corp.	7,795	640,375
Hyundai Heavy Industries Co. Ltd.	8,566	3,709,799
Hyundai Mipo Dockyard Co. Ltd.	6,724	1,233,872
Hyundai Mobis	17,164	3,961,956
Hyundai Motor Co.	34,363	5,492,558
Hyundai Steel Co.	26,628	3,305,095
Industrial Bank of Korea	196,830	2,979,144
Kia Motors Corp.	66,300	3,238,407
Korea Zinc Co. Ltd.	5,344	1,417,273
Kyeryong Construction Industrial Co. Ltd.	11,900	189,146
LG Chemical Ltd.	13,822	5,183,830
LG Corp.	36,049	2,742,606
Lotte Shopping Co. Ltd.	4,275	1,729,278
Meritz Fire & Marine Insurance Co. Ltd.	32,950	305,999
Samsung Electronics Co. Ltd.	22,257	19,496,928
Samsung Heavy Industries Ltd.	72,400	2,757,326
Shinhan Financial Group Co. Ltd.	84,950	3,762,492
SK Telecom Co. Ltd.	48,598	7,150,839
TOTAL KOREA (SOUTH)		96,570,137
Common Stocks - continued
	Shares	Value
Malaysia - 2.7%
AMMB Holdings Bhd	1,021,500	$ 2,212,166
Axiata Group Bhd (a)	2,069,400	3,244,527
Glomac Bhd	351,000	207,516
Malayan Banking Bhd	1,372,171	3,899,359
Public Bank Bhd (For. Reg.)	663,200	2,902,786
TOTAL MALAYSIA		12,466,354
Mauritius - 0.4%
Golden Agri-Resources Ltd.	3,113,000	1,715,654
Philippines - 0.1%
Universal Robina Corp.	544,000	428,859
Singapore - 5.0%
Avago Technologies Ltd.	20,400	585,684
City Developments Ltd.	181,000	1,607,380
Keppel Corp. Ltd.	814,000	7,445,122
Keppel Land Ltd.	599,000	2,097,811
MobileOne Ltd.	672,000	1,287,054
SembCorp Industries Ltd.	1,038,000	4,187,054
SembCorp Marine Ltd.	679,000	2,861,015
Yangzijiang Shipbuilding Holdings Ltd.	716,000	1,041,088
Yanlord Land Group Ltd.	1,296,000	1,560,225
TOTAL SINGAPORE		22,672,433
Taiwan - 18.5%
Advanced Semiconductor Engineering, Inc.	1,786,000	2,216,814
Chroma ATE, Inc.	980,896	3,039,967
Delta Electronics, Inc.	940,000	4,353,650
Farglory Land Development Co. Ltd.	292,000	728,994
Formosa Chemicals & Fibre Corp.	1,547,000	5,646,763
Formosa Plastics Corp.	2,300,000	7,864,669
Fubon Financial Holding Co. Ltd.	4,803,549	6,715,706
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,592,000	6,852,617
HTC Corp.	157,750	5,318,087
Huaku Development Co. Ltd.	204,971	676,178
Hung Poo Real Estate Development Co. Ltd.	857,000	1,373,738
Insyde Software Corp.	98,195	388,858
King Slide Works Co. Ltd.	79,850	413,823
Macronix International Co. Ltd.	4,407,000	3,422,102
Nan Ya Plastics Corp.	2,071,000	5,740,892
Taishin Financial Holdings Co. Ltd.	10,966,890	6,382,247
Taiwan Cement Corp.	1,351,424	1,458,924
Taiwan Semiconductor Manufacturing Co. Ltd.	5,210,393	13,546,755
Common Stocks - continued
	Shares	Value
Taiwan - continued
Tripod Technology Corp.	503,000	$ 2,329,666
Unified-President Enterprises Corp.	1,099,000	1,509,990
Unimicron Technology Corp.	532,000	1,108,333
Wistron Corp.	1,818,000	3,568,388
TOTAL TAIWAN		84,657,161
Thailand - 4.6%
Advanced Info Service PCL (For. Reg.)	209,200	541,531
Asian Property Development PCL (For. Reg.)	2,206,500	417,668
Bangkok Bank Public Co. Ltd.:
(For. Reg.)	312,200	1,520,340
NVDR	94,700	456,570
Banpu PCL:
NVDR	34,600	817,279
(For. Reg.)	156,000	3,684,841
BEC World PCL (For. Reg.)	1,041,300	1,061,348
C.P. Seven Eleven PCL (For. Reg.)	1,363,200	1,698,211
Charoen Pokphand Foods PCL (For. Reg.)	2,027,100	1,436,450
Delta Electronics PCL (For. Reg.)	506,400	466,992
Electricity Generating PCL:
NVDR	76,700	264,312
(For. Reg.)	591,200	2,037,301
LPN Development PCL (For. Reg.)	1,146,800	317,267
National Finance PCL (For. Reg.)	1,128,300	1,104,387
PTT PCL (For. Reg.)	131,200	1,422,165
Siam Cement PCL:
(For. Reg.)	108,900	1,173,393
NVDR	7,800	78,745
Siam Commercial Bank PCL (For. Reg.)	432,400	1,315,179
Siam Makro PCL (For. Reg.)	121,100	556,421
Supalai PCL (For. Reg.)	2,140,000	671,671
TOTAL THAILAND		21,042,071
United Kingdom - 0.9%
HSBC Holdings PLC (Hong Kong)	380,828	4,162,806
United States of America - 0.2%
China Natural Gas, Inc. (a)(d)	13,300	69,027
ChinaCast Education Corp. (a)	11,000	82,940
Common Stocks - continued
	Shares	Value
United States of America - continued
Cognizant Technology Solutions Corp. Class A (a)	5,900	$ 430,405
SORL Auto Parts, Inc. (a)	27,300	206,661
TOTAL UNITED STATES OF AMERICA		789,033
TOTAL COMMON STOCKS (Cost $363,720,484)		443,840,717
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.14% 4/14/11 (e) (Cost $549,849)	$ 550,000	549,841
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	10,416,525	10,416,525
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,776,425	1,776,425
TOTAL MONEY MARKET FUNDS (Cost $12,192,950)		12,192,950
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $376,463,283)		456,583,508
NET OTHER ASSETS (LIABILITIES) - 0.1%		679,742
NET ASSETS - 100%		$ 457,263,250
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 Hang Seng 100 Index Contracts (Hong Kong)	Feb. 2011	$ 2,997,512	$ (62,847)
25 Hang Seng China Enterprises Index Contracts (Hong Kong)	Feb. 2011	2,008,677	(25,817)
15 MSCI Index Contracts (Singapore)	Feb. 2011	881,801	(11,333)
120 Singapore Exchange Ltd.	Feb. 2011	1,325,880	(41,081)
84 Singapore Exchange Ltd.	Feb. 2011	2,740,080	10,685
TOTAL EQUITY INDEX CONTRACTS		$ 9,953,950	$ (130,393)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $549,841.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,743
Fidelity Securities Lending Cash Central Fund	35,319
Total	$ 39,062
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 96,570,137	$ 89,419,298	$ 7,150,839	$ -
Taiwan	84,657,161	68,893,592	15,763,569	-
Hong Kong	63,091,744	41,724,759	21,366,985	-
China	63,022,370	52,149,301	10,873,069	-
India	28,773,722	25,529,512	3,235,879	8,331
Cayman Islands	25,278,043	25,278,043	-	-
Singapore	22,672,433	22,672,433	-	-
Thailand	21,042,071	21,042,071	-	-
Malaysia	12,466,354	12,466,354	-	-
Other	26,266,682	22,103,876	4,162,806	-
Government Obligations	549,841	-	549,841	-
Money Market Funds	12,192,950	12,192,950	-	-
Total Investments in Securities:	$ 456,583,508	$ 393,472,189	$ 63,102,988	$ 8,331
Derivative Instruments:
Assets
Futures Contracts	$ 10,685	$ 10,685	$ -	$ -
Liabilities
Futures Contracts	$ (141,078)	$ (141,078)	$ -	$ -
Total Derivative Instruments:	$ (130,393)	$ (130,393)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,299
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	8,331
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(10,299)
Ending Balance	$ 8,331
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $376,881,830. Net unrealized appreciation aggregated $79,701,678, of which $90,849,034 related to appreciated investment securities and $11,147,356 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813039.106

AGLO-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 1.2%
Extract Resources Ltd. (a)	18,012	$ 159,933
Mesoblast Ltd. (a)	312,744	1,801,424
Newcrest Mining Ltd.	6,340	233,644
TOTAL AUSTRALIA		2,195,001
Bermuda - 1.6%
Fairwood Holdings Ltd.	667,000	930,761
Luk Fook Holdings International Ltd.	530,000	1,641,635
Marvell Technology Group Ltd. (a)	19,700	374,497
TOTAL BERMUDA		2,946,893
Brazil - 1.6%
Brasil Insurance Participacoes e Administracao SA	100	112,984
Fleury SA	13,100	196,402
Porto Seguro SA	148,200	2,310,765
Tegma Gestao Logistica	27,200	350,052
TOTAL BRAZIL		2,970,203
British Virgin Islands - 0.7%
HLS Systems International Ltd. (a)(d)	81,600	1,309,680
Mail.ru Group Ltd. GDR unit (a)(f)	300	10,680
TOTAL BRITISH VIRGIN ISLANDS		1,320,360
Canada - 7.5%
Absolute Software Corp. (a)	173,800	637,145
Bellhaven Copper & Gold, Inc. (a)	1,661,000	1,393,707
Carpathian Gold, Inc. (a)	5,082,000	3,096,614
Cathedral Energy Services Ltd.	157,700	1,559,515
Computer Modelling Group Ltd.	48,200	1,232,564
Kinross Gold Corp.	22,300	370,664
Kinross Gold Corp. warrants 9/17/14 (a)	396	1,464
Mega Brands, Inc. (a)	609,500	407,916
Petrobank Energy & Resources Ltd. (a)	10,200	239,437
Petrominerales Ltd.	1,044	40,713
Sandvine Corp. (U.K.) (a)	53,000	154,061
Uranium One, Inc.	687,500	4,498,177
Yamana Gold, Inc.	3,500	39,402
TOTAL CANADA		13,671,379
Cayman Islands - 4.7%
China Real Estate Information Corp. ADR (a)(d)	152,500	1,143,750
China Xiniya Fashion Ltd. ADR (d)	22,954	134,740
Daphne International Holdings Ltd.	1,390,000	1,337,087
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
E-Commerce China Dangdang, Inc. ADR	300	$ 8,490
EVA Precision Industrial Holdings Ltd.	44,000	37,867
Kingdee International Software Group Co. Ltd.	3,824,000	2,516,048
Longtop Financial Technologies Ltd. ADR (a)	86,400	2,842,560
Minth Group Ltd.	180,000	272,419
SinoTech Energy Ltd. ADR	27,200	223,040
Xinyi Glass Holdings Co. Ltd.	30,000	24,856
TOTAL CAYMAN ISLANDS		8,540,857
Denmark - 0.3%
Vestas Wind Systems AS (a)(d)	15,300	527,402
France - 3.2%
AXA SA	213,067	4,509,508
Ubisoft Entertainment SA (a)(d)	112,626	1,321,520
TOTAL FRANCE		5,831,028
Germany - 0.1%
Kontron AG	20,200	232,596
Greece - 0.5%
Sarantis SA	245,265	990,515
Hong Kong - 0.2%
Wharf Holdings Ltd.	45,000	339,947
India - 17.0%
Bharat Heavy Electricals Ltd.	6,572	318,174
Blue Star Ltd.	5,833	42,533
Cadila Healthcare Ltd.	10,818	195,173
Dhampur Sugar Mills Ltd.	140,713	210,187
Divi's Laboratories Ltd.	1,204	16,680
FDC Ltd.	1,816,811	3,994,407
Hawkins Cookers Ltd.	19,999	434,305
Housing Development and Infrastructure Ltd. (a)	984,826	2,818,547
ICRA Ltd.	55,449	1,440,101
Indoco Remedies Ltd.	231,186	2,209,447
INFO Edge India Ltd.	127,112	1,512,168
Jyothy Laboratories Ltd.	4,988	25,563
LT Foods Ltd.	302,793	365,070
MIC Electronics Ltd.	2,694,086	1,804,876
NIIT Ltd.	983,534	1,164,358
NIIT Technologies Ltd.	278,534	1,208,044
Opto Circuits India Ltd.	353,423	1,885,694
Prakash Industries Ltd. (a)	140,494	285,740
REI Agro Ltd.	4,388,396	2,585,634
Common Stocks - continued
	Shares	Value
India - continued
REI Six Ten Retail Ltd.	328,772	$ 426,883
Strides Arcolab Ltd.	562,606	5,084,018
Unichem Laboratories Ltd.	435,416	1,885,140
Zee Entertainment Enterprises Ltd.	402,342	1,011,013
TOTAL INDIA		30,923,755
Indonesia - 0.4%
PT Alam Sutera Realty Tbk	25,228,500	683,135
Japan - 10.5%
Aozora Bank Ltd. (d)	795,000	1,753,107
DeNA Co. Ltd.	38,200	1,377,117
Dwango Co. Ltd.	568	1,560,478
Kakaku.com, Inc.	168	948,684
Kenedix, Inc. (a)(d)	18,158	4,585,957
MEGANE TOP CO. LTD.	351,900	3,438,399
Park24 Co. Ltd.	39,900	430,694
Proto Corp.	57,900	2,535,947
Saizeriya Co. Ltd.	86,800	1,711,043
Tokyo Electron Ltd.	1,800	117,325
Tsutsumi Jewelry Co. Ltd.	22,000	597,710
TOTAL JAPAN		19,056,461
Korea (South) - 0.5%
Able C&C Ltd.	49,230	967,126
Netherlands - 0.4%
Gemalto NV	15,000	758,460
Panama - 2.7%
Copa Holdings SA Class A	86,402	4,860,113
Philippines - 1.5%
Cebu Air, Inc.	1,199,000	2,654,213
Russia - 2.9%
Pharmstandard OJSC (a)	13,133	1,344,778
Protek (a)	240,000	497,849
Sollers OJSC (a)	20,950	467,492
Veropharm (a)	62,900	3,039,769
TOTAL RUSSIA		5,349,888
Singapore - 0.4%
Yanlord Land Group Ltd.	535,000	644,074
South Africa - 2.3%
Aspen Pharmacare Holdings Ltd.	56,300	667,162
Common Stocks - continued
	Shares	Value
South Africa - continued
Blue Label Telecoms Ltd.	3,442,426	$ 3,016,396
Clicks Group Ltd.	72,842	401,706
TOTAL SOUTH AFRICA		4,085,264
Sweden - 3.7%
EnergyO Solutions AB (a)	841,557	6,652,934
Switzerland - 0.3%
Nobel Biocare Holding AG (Switzerland)	8,380	172,100
Weatherford International Ltd. (a)	16,100	381,892
TOTAL SWITZERLAND		553,992
Taiwan - 5.8%
Edison Opto Corp.	774,000	4,277,789
Epistar Corp.	775,000	2,842,200
HTC Corp.	91,350	3,079,602
Tong Yang Industry Co. Ltd.	209,000	277,083
TOTAL TAIWAN		10,476,674
United Kingdom - 0.2%
Ensco International Ltd. ADR	7,100	385,814
United States of America - 26.4%
Accretive Health, Inc.	22,295	404,431
Advance Auto Parts, Inc.	23,900	1,528,166
Altera Corp.	32,600	1,224,782
China Biologic Products, Inc. (a)(d)	60,300	962,991
Computer Task Group, Inc. (a)	168,100	1,988,623
DG FastChannel, Inc. (a)	12,895	353,452
Discover Financial Services	6,200	127,658
drugstore.com, Inc. (a)(d)	132,100	233,156
eBay, Inc. (a)	497,300	15,098,028
Fresh Market, Inc.	100	3,677
Genomic Health, Inc. (a)	2,880	64,138
Grand Canyon Education, Inc. (a)	56,000	1,013,040
Market Leader, Inc. (a)	36,101	89,169
McKesson Corp.	3,900	293,163
Medco Health Solutions, Inc. (a)	45,100	2,752,002
Nanosphere, Inc. (a)(e)	1,863,830	6,821,618
Northern Trust Corp.	6,600	343,068
NVE Corp. (a)	11,421	663,332
NxStage Medical, Inc. (a)	66,400	1,596,256
PMC-Sierra, Inc. (a)	1,600	12,512
PowerSecure International, Inc. (a)(d)	33,900	248,148
Common Stocks - continued
	Shares	Value
United States of America - continued
Questcor Pharmaceuticals, Inc. (a)	27,000	$ 417,420
Summer Infant, Inc. (a)	303,146	2,311,488
Support.com, Inc. (a)	122,836	680,511
Synta Pharmaceuticals Corp. (a)(d)	1,331,200	6,642,688
USANA Health Sciences, Inc. (a)(d)	42,995	1,630,370
Zoltek Companies, Inc. (a)(d)	34,379	384,357
TOTAL UNITED STATES OF AMERICA		47,888,244
TOTAL COMMON STOCKS (Cost $168,132,721)		175,506,328
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.19% (b)	6,457,999	6,457,999
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	9,088,782	9,088,782
TOTAL MONEY MARKET FUNDS (Cost $15,546,781)		15,546,781
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $183,679,502)		191,053,109
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(9,379,610)
NET ASSETS - 100%		$ 181,673,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,680 or 0.0% of net assets.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nanosphere, Inc.	$ 911,696	$ 8,291,393	$ -	$ -	$ 6,821,618
Total	$ 911,696	$ 8,291,393	$ -	$ -	$ 6,821,618
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,356
Fidelity Securities Lending Cash Central Fund	36,487
Total	$ 45,843
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $184,148,145. Net unrealized appreciation aggregated $6,904,964, of which $18,224,567 related to appreciated investment securities and $11,319,603 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813041.106

AEUR-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Austria - 0.7%
Erste Bank AG	3,500	$ 175,369
Bailiwick of Jersey - 1.9%
Experian PLC	15,600	193,639
Randgold Resources Ltd. sponsored ADR	600	45,894
Shire PLC	7,890	208,154
TOTAL BAILIWICK OF JERSEY		447,687
Belgium - 2.2%
Ageas	27,700	78,535
Anheuser-Busch InBev SA NV	4,460	246,063
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	33
Umicore SA	3,788	194,207
TOTAL BELGIUM		518,838
Bermuda - 0.4%
Huabao International Holdings Ltd.	62,000	91,766
British Virgin Islands - 0.3%
Sable Mining Africa Ltd. (a)	203,600	77,448
Canada - 1.8%
First Quantum Minerals Ltd.	1,400	162,012
Niko Resources Ltd.	500	48,696
Petrobank Energy & Resources Ltd. (a)	1,600	37,559
Uranium One, Inc.	28,000	183,198
TOTAL CANADA		431,465
Cayman Islands - 0.8%
China ZhengTong Auto Services Holdings Ltd.	49,500	41,076
E-Commerce China Dangdang, Inc. ADR	700	19,810
Hengdeli Holdings Ltd.	236,000	132,880
TOTAL CAYMAN ISLANDS		193,766
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	900	97,767
Denmark - 3.1%
Carlsberg AS Series B	1,700	169,369
FLSmidth & Co. A/S	1,200	103,093
Novo Nordisk AS Series B	3,337	375,664
Pandora A/S	1,500	95,727
TOTAL DENMARK		743,853
Falkland Islands - 0.1%
Falkland Oil & Gas Ltd. (a)(d)	14,500	21,831
Common Stocks - continued
	Shares	Value
Finland - 1.4%
Nokia Corp.	19,497	$ 207,943
Nokian Tyres PLC	3,700	133,623
TOTAL FINLAND		341,566
France - 12.5%
Alstom SA	3,957	220,829
Atos Origin SA (a)	3,116	173,469
AXA SA	13,500	285,724
BNP Paribas SA	5,569	416,268
Club Mediterranee SA (a)	1,700	38,994
Iliad Group SA	1,650	175,174
L'Oreal SA	2,200	255,401
LVMH Moet Hennessy - Louis Vuitton	1,912	298,529
Natixis SA (a)	34,500	183,113
PPR SA	1,700	271,712
Remy Cointreau SA	1,423	100,930
Safran SA	4,100	148,181
Schneider Electric SA	1,637	255,256
Societe Generale Series A	2,155	139,338
TOTAL FRANCE		2,962,918
Germany - 6.3%
Bayerische Motoren Werke AG (BMW)	2,654	203,757
Fresenius Medical Care AG & Co. KGaA	2,200	128,709
HeidelbergCement AG	2,800	182,959
Linde AG	1,133	165,112
MAN SE	1,546	178,715
Rheinmetall AG	1,800	154,111
Siemens AG (d)	3,681	471,829
TOTAL GERMANY		1,485,192
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR	3,100	94,736
Italy - 2.6%
Fiat Industrial SpA (a)	13,700	185,396
Fiat SpA	8,800	85,415
Intesa Sanpaolo SpA	38,260	127,278
Saipem SpA	4,218	210,998
TOTAL ITALY		609,087
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	5,400	196,961
Common Stocks - continued
	Shares	Value
Netherlands - 2.0%
AEGON NV (a)	23,400	$ 173,168
ASML Holding NV (Netherlands)	3,100	129,961
ING Groep NV (Certificaten Van Aandelen) unit (a)	14,700	167,376
TOTAL NETHERLANDS		470,505
Norway - 3.1%
Aker Solutions ASA	5,400	98,194
DnB NOR ASA	11,800	162,357
Storebrand ASA (A Shares) (a)	28,500	224,133
Telenor ASA	6,200	95,607
Yara International ASA	2,600	146,289
TOTAL NORWAY		726,580
Poland - 0.5%
Eurocash SA	10,200	112,789
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	17,849	82,344
Russia - 4.1%
Magnit OJSC GDR (Reg. S)	5,200	136,084
Magnitogorsk Iron & Steel Works OJSC unit	6,600	96,360
Mechel Steel Group OAO sponsored ADR (d)	4,100	129,273
OAO Gazprom sponsored ADR	8,900	238,164
OJSC MMC Norilsk Nickel sponsored ADR	3,900	100,620
Sberbank (Savings Bank of the Russian Federation) GDR	300	113,764
Uralkali JSC GDR (Reg. S)	4,300	163,185
TOTAL RUSSIA		977,450
South Africa - 0.7%
Barloworld Ltd.	6,100	58,813
Clicks Group Ltd.	20,382	112,402
TOTAL SOUTH AFRICA		171,215
Spain - 7.7%
Banco Santander SA	49,065	600,693
Banco Santander SA rights (a)	43,697	8,255
Gestevision Telecinco SA	44,585	560,318
Inditex SA	2,853	215,559
Telefonica SA	17,267	432,240
TOTAL SPAIN		1,817,065
Sweden - 3.4%
Elekta AB (B Shares)	3,000	121,280
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	6,959	$ 228,256
Sandvik AB	11,400	223,717
Swedbank AB (A Shares) (a)	15,005	235,383
TOTAL SWEDEN		808,636
Switzerland - 7.4%
Clariant AG (Reg.) (a)	6,280	110,880
Compagnie Financiere Richemont SA Series A	5,038	274,004
Julius Baer Group Ltd.	2,170	98,186
Schindler Holding AG (participation certificate)	1,591	177,611
The Swatch Group AG (Bearer)	580	232,577
Transocean Ltd. (a)	1,900	151,867
UBS AG (a)	18,294	327,490
Zurich Financial Services AG	1,370	374,223
TOTAL SWITZERLAND		1,746,838
Turkey - 0.7%
Boyner Buyuk Magazacilik AS (a)	25,000	58,274
Turkiye Garanti Bankasi AS	26,000	115,700
TOTAL TURKEY		173,974
United Kingdom - 26.9%
Aviva PLC	22,400	159,284
BG Group PLC	17,699	397,150
BHP Billiton PLC	6,996	267,101
BP PLC	43,400	340,988
BP PLC sponsored ADR	9,600	455,712
Burberry Group PLC	10,100	173,737
Carphone Warehouse Group PLC (a)	32,550	210,099
Fresnillo PLC	5,400	112,090
HSBC Holdings PLC sponsored ADR	11,462	626,284
International Personal Finance PLC	17,200	94,215
ITV PLC (a)	139,000	172,983
Kazakhmys PLC	5,100	123,016
Kesa Electricals PLC	14,100	29,110
Lloyds Banking Group PLC (a)	227,200	229,743
Micro Focus International PLC	18,400	120,887
Misys PLC	32,000	173,901
Morgan Crucible Co. PLC	34,000	148,012
Next PLC	2,300	72,829
Reckitt Benckiser Group PLC	4,200	228,379
Royal Dutch Shell PLC Class A (United Kingdom)	22,117	778,791
Sage Group PLC	19,900	94,057
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	4,700	$ 135,725
SuperGroup PLC	4,400	107,823
TalkTalk Telecom Group PLC	43,400	112,122
Vodafone Group PLC	211,200	592,680
Wolfson Microelectronics PLC (a)	26,100	126,245
Xstrata PLC	13,000	288,377
TOTAL UNITED KINGDOM		6,371,340
United States of America - 3.3%
Allergan, Inc.	1,500	105,915
Apple, Inc. (a)	400	135,728
Citigroup, Inc. (a)	22,300	107,486
Google, Inc. Class A (a)	190	114,068
Noble Energy, Inc.	1,000	91,100
Resolute Energy Corp. (a)	2,100	38,010
Virgin Media, Inc.	7,300	183,668
TOTAL UNITED STATES OF AMERICA		775,975
TOTAL COMMON STOCKS (Cost $19,508,210)		22,724,961
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
ProSiebenSat.1 Media AG	5,200	159,710
Volkswagen AG	1,300	210,005
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $256,829)		369,715
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.19% (b)	577,689	577,689
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	674,645	674,645
TOTAL MONEY MARKET FUNDS (Cost $1,252,334)		1,252,334
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $21,017,373)		24,347,010
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(625,120)
NET ASSETS - 100%		$ 23,721,890
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 134
Fidelity Securities Lending Cash Central Fund	2,337
Total	$ 2,471
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,371,340	$ 4,781,544	$ 1,589,796	$ -
France	2,962,918	2,962,918	-	-
Germany	1,854,907	1,854,907	-	-
Spain	1,817,065	784,132	1,032,933	-
Switzerland	1,746,838	1,419,348	327,490	-
Russia	977,450	977,450	-	-
Sweden	808,636	808,636	-	-
United States of America	775,975	775,975	-	-
Denmark	743,853	368,189	375,664	-
Other	5,035,694	3,706,068	1,329,626	-
Money Market Funds	1,252,334	1,252,334	-	-
Total Investments in Securities:	$ 24,347,010	$ 19,691,501	$ 4,655,509	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $21,455,626. Net unrealized appreciation aggregated $2,891,384, of which $3,764,696 related to appreciated investment securities and $873,312 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813040.106

ADIF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Argentina - 0.0%
Banco Macro SA sponsored ADR	29,792	$ 1,375
Australia - 3.4%
AMP Ltd.	1,680,003	8,957
BHP Billiton Ltd. sponsored ADR (d)	719,400	64,048
CSL Ltd.	185,000	6,860
Extract Resources Ltd. (a)	292,220	2,595
Newcrest Mining Ltd.	731,017	26,940
QBE Insurance Group Ltd.	460,000	8,022
Westfield Group unit	550,000	5,393
TOTAL AUSTRALIA		122,815
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	5,336,782	22,344
Bailiwick of Jersey - 1.6%
Experian PLC	1,614,500	20,040
Randgold Resources Ltd. sponsored ADR	90,400	6,915
United Business Media Ltd.	1,147,300	12,909
WPP PLC	1,525,984	18,869
TOTAL BAILIWICK OF JERSEY		58,733
Belgium - 1.1%
Ageas	2,245,157	6,365
Anheuser-Busch InBev SA NV	596,573	32,914
TOTAL BELGIUM		39,279
Bermuda - 1.4%
Assured Guaranty Ltd.	434,900	6,289
Clear Media Ltd. (a)	13,774,000	8,957
CNPC (Hong Kong) Ltd.	1,156,000	1,687
Huabao International Holdings Ltd.	8,836,000	13,078
Li & Fung Ltd.	3,026,000	19,619
TOTAL BERMUDA		49,630
Brazil - 1.6%
Anhanguera Educacional Participacoes SA	112,100	2,376
Banco do Brasil SA	506,300	9,036
Banco Santander (Brasil) SA ADR	590,000	6,844
BM&F Bovespa SA	962,100	6,722
Droga Raia SA	41,000	644
Drogasil SA	779,400	5,609
Estacio Participacoes SA	210,300	3,027
Itau Unibanco Banco Multiplo SA ADR	519,700	11,174
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Mills Estruturas e Servicos de Engenharia SA	191,000	$ 2,393
Souza Cruz Industria Comerico	100,000	4,775
Vivo Participacoes SA sponsored ADR	54,500	1,855
Weg SA	136,900	1,630
TOTAL BRAZIL		56,085
British Virgin Islands - 0.1%
Camelot Information Systems, Inc. ADR	195,400	4,377
Canada - 4.9%
Barrick Gold Corp.	95,000	4,505
Canadian Natural Resources Ltd.	455,000	20,293
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,000	6,868
InterOil Corp. (a)(d)	75,000	5,190
Ivanhoe Mines Ltd. (a)	460,060	12,780
Niko Resources Ltd.	246,600	24,017
Open Text Corp. (a)	162,200	8,010
Painted Pony Petroleum Ltd. (a)(e)	170,900	1,792
Painted Pony Petroleum Ltd. Class A (a)	900,000	9,440
Petrobank Energy & Resources Ltd. (a)	670,000	15,728
Petrominerales Ltd.	411,514	16,048
Royal Bank of Canada	35,500	1,904
Silver Wheaton Corp. (a)	226,200	6,980
Suncor Energy, Inc.	313,000	12,963
Talisman Energy, Inc.	847,100	19,411
Uranium One, Inc.	1,631,200	10,673
TOTAL CANADA		176,602
Cayman Islands - 0.9%
China Automation Group Ltd.	288,000	220
China ZhengTong Auto Services Holdings Ltd.	3,810,000	3,162
Hengan International Group Co. Ltd.	992,500	7,428
Hengdeli Holdings Ltd.	7,320,000	4,122
hiSoft Technology International Ltd. ADR (a)	135,400	4,078
Kingdee International Software Group Co. Ltd.	6,684,000	4,398
Lijun International Pharmaceutical Holding Ltd.	3,295,000	862
Longtop Financial Technologies Ltd. ADR (a)	28,000	921
Minth Group Ltd.	816,000	1,235
Silver Base Group Holdings Ltd.	2,922,000	2,099
Want Want China Holdings Ltd.	4,036,000	3,354
TOTAL CAYMAN ISLANDS		31,879
Common Stocks - continued
	Shares	Value (000s)
China - 1.6%
Agricultural Bank of China (H Shares)	19,205,000	$ 9,459
Baidu.com, Inc. sponsored ADR (a)	103,300	11,221
Bank of China Ltd. (H Shares)	9,796,000	5,088
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,098,800	4,813
China Construction Bank Corp. (H Shares)	3,728,000	3,275
China Merchants Bank Co. Ltd. (H Shares)	5,712,500	13,452
NetEase.com, Inc. sponsored ADR (a)	140,900	5,684
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	644,000	1,668
Tingyi (Cayman Islands) Holding Corp.	1,800,000	4,405
TOTAL CHINA		59,065
Denmark - 2.8%
Carlsberg AS Series B	204,800	20,404
Novo Nordisk AS Series B	517,104	58,213
Pandora A/S	118,200	7,543
William Demant Holding AS (a)	200,000	16,014
TOTAL DENMARK		102,174
Finland - 0.4%
Nokia Corp. sponsored ADR (d)	1,025,000	10,968
Nokian Tyres PLC	78,600	2,839
TOTAL FINLAND		13,807
France - 5.9%
Alstom SA	257,036	14,344
Atos Origin SA (a)	126,086	7,019
AXA SA	664,800	14,070
BNP Paribas SA	260,000	19,434
Casino Guichard Perrachon et Compagnie	40,142	3,922
Club Mediterranee SA (a)	78,340	1,797
Essilor International SA	191,437	12,796
Iliad Group SA	71,740	7,616
LVMH Moet Hennessy - Louis Vuitton	197,836	30,889
PPR SA	191,900	30,672
Sanofi-Aventis sponsored ADR	259,500	8,929
Schneider Electric SA	76,529	11,933
Societe Generale Series A	201,100	13,003
Technip SA	138,000	13,408
Vallourec SA	121,676	13,216
VINCI SA	187,900	10,877
TOTAL FRANCE		213,925
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.0%
adidas AG	86,300	$ 5,374
BASF AG	232,970	17,918
Bayerische Motoren Werke AG (BMW)	427,247	32,801
Daimler AG (United States) (a)	361,200	26,411
Deutsche Boerse AG	130,300	9,875
ElringKlinger AG	81,300	2,599
Fresenius Medical Care AG & Co. KGaA	262,700	15,369
Fresenius SE	231,500	20,182
HeidelbergCement AG	185,300	12,108
Linde AG	149,752	21,823
MAN SE	31,903	3,688
Rheinmetall AG	57,200	4,897
Siemens AG (d)	325,209	41,685
TOTAL GERMANY		214,730
Hong Kong - 1.0%
AIA Group Ltd.	2,016,600	5,548
Henderson Land Development Co. Ltd.	1,466,325	10,165
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	259,200	55
Swire Pacific Ltd. (A Shares)	537,000	8,444
Wharf Holdings Ltd.	1,546,000	11,679
TOTAL HONG KONG		35,891
India - 1.0%
Axis Bank Ltd.	63,999	1,735
GEI Industrial Systems Ltd.	100,000	432
HDFC Bank Ltd.	240,602	10,773
Housing Development Finance Corp. Ltd.	480,042	6,582
Infrastructure Development Finance Co. Ltd.	1,296,940	4,167
ITC Ltd.	462,016	1,639
Punjab National Bank	4,373	112
Shriram Transport Finance Co. Ltd.	221,344	3,317
State Bank of India	116,933	6,743
TOTAL INDIA		35,500
Indonesia - 0.1%
PT Tower Bersama Infrastructure Tbk	11,851,500	3,176
Ireland - 0.1%
Ryanair Holdings PLC sponsored ADR	123,800	3,783
Italy - 2.1%
Fiat Industrial SpA (a)	2,171,900	29,391
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Fiat SpA	1,409,000	$ 13,676
Saipem SpA	685,914	34,312
TOTAL ITALY		77,379
Japan - 13.1%
ABC-Mart, Inc.	32,400	1,178
Canon, Inc.	434,300	21,378
Chiyoda Corp.	400,000	3,553
Cosmos Pharmaceutical Corp.	95,900	3,856
Denso Corp.	529,100	19,467
eAccess Ltd.	4,850	2,937
Elpida Memory, Inc. (a)(d)	927,200	13,420
Fanuc Ltd.	93,600	14,779
Fast Retailing Co. Ltd.	84,800	12,346
Hikari Tsushin, Inc.	197,900	4,482
Honda Motor Co. Ltd.	43,400	1,871
Honda Motor Co. Ltd. sponsored ADR	535,500	23,316
Itochu Corp.	653,000	7,096
Japan Tobacco, Inc.	5,677	21,303
JSR Corp.	489,300	10,086
Kakaku.com, Inc.	1,000	5,647
KDDI Corp.	1,330	7,470
Keyence Corp.	75,300	19,981
Komatsu Ltd.	839,800	25,006
Mazda Motor Corp.	3,447,000	10,163
Mitsubishi Corp.	577,700	16,082
Mitsubishi UFJ Financial Group, Inc.	2,619,000	13,603
Mitsui & Co. Ltd.	929,500	15,628
Nintendo Co. Ltd.	33,600	9,080
Nitori Holdings Co. Ltd.	48,900	4,093
NSK Ltd.	1,507,000	14,431
NTT DoCoMo, Inc.	5,419	9,691
ORIX Corp.	404,140	39,882
Rakuten, Inc.	19,542	17,190
ROHM Co. Ltd.	108,800	7,039
SOFTBANK CORP.	1,157,900	39,824
Sony Financial Holdings, Inc.	501	1,853
Start Today Co. Ltd.	821,400	12,669
Sumitomo Corp.	335,100	4,822
Sumitomo Mitsui Financial Group, Inc.	297,200	10,105
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tokyo Electron Ltd.	270,400	$ 17,625
Yahoo! Japan Corp.	30,750	11,595
TOTAL JAPAN		474,547
Korea (South) - 1.5%
Amorepacific Corp.	10,834	10,516
Orion Corp.	24,271	9,081
Samsung Electronics Co. Ltd.	29,101	25,492
Shinhan Financial Group Co. Ltd.	235,400	10,426
TOTAL KOREA (SOUTH)		55,515
Malaysia - 0.2%
Genting Bhd	1,882,300	6,554
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	182,000	10,372
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	226,900	5,459
Wal-Mart de Mexico SA de CV Series V	3,662,600	10,173
TOTAL MEXICO		26,004
Netherlands - 2.9%
AEGON NV (a)	1,350,000	9,990
AerCap Holdings NV (a)	325,000	4,849
Gemalto NV	190,000	9,607
ING Groep NV sponsored ADR (a)	1,616,700	18,414
Koninklijke KPN NV	997,257	15,721
Koninklijke Philips Electronics NV unit (d)	705,200	22,023
LyondellBasell Industries NV Class A (a)	280,600	10,085
Wolters Kluwer NV (Certificaten Van Aandelen)	553,500	12,685
TOTAL NETHERLANDS		103,374
Netherlands Antilles - 0.5%
Schlumberger Ltd.	198,900	17,700
Norway - 1.1%
DnB NOR ASA	1,228,800	16,907
Storebrand ASA (A Shares) (a)	600,000	4,719
Telenor ASA	1,193,200	18,400
TOTAL NORWAY		40,026
Poland - 0.1%
Eurocash SA	416,300	4,603
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	1,100,000	5,075
Common Stocks - continued
	Shares	Value (000s)
Russia - 0.9%
OAO Gazprom sponsored ADR	274,200	$ 7,338
OJSC MMC Norilsk Nickel sponsored ADR	409,900	10,575
Sberbank (Savings Bank of the Russian Federation) GDR	12,800	4,854
Uralkali JSC GDR (Reg. S)	264,100	10,023
TOTAL RUSSIA		32,790
South Africa - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	176,400	7,592
Clicks Group Ltd.	898,719	4,956
Impala Platinum Holdings Ltd.	132,500	3,757
Mr Price Group Ltd.	825,300	6,527
Naspers Ltd. Class N	202,300	10,495
Shoprite Holdings Ltd.	265,100	3,285
TOTAL SOUTH AFRICA		36,612
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	572,853	7,023
Banco Santander SA sponsored ADR	4,099,200	50,174
Gestevision Telecinco SA	479,000	6,020
Inditex SA	235,237	17,773
Prosegur Compania de Seguridad SA (Reg.)	185,900	10,816
Red Electrica Corporacion SA	152,200	7,766
Telefonica SA sponsored ADR	651,600	16,375
TOTAL SPAIN		115,947
Sweden - 1.4%
Elekta AB (B Shares)	358,000	14,473
H&M Hennes & Mauritz AB (B Shares)	578,766	18,984
Sandvik AB	105,800	2,076
Swedbank AB (A Shares) (a)	868,200	13,619
TOTAL SWEDEN		49,152
Switzerland - 6.7%
Clariant AG (Reg.) (a)	566,650	10,005
Kuehne & Nagel International AG	171,620	22,194
Nestle SA	1,356,087	73,323
Novartis AG sponsored ADR (d)	162,500	9,077
Roche Holding AG (participation certificate)	38,663	5,880
Sonova Holding AG Class B	79,601	9,991
Syngenta AG (Switzerland)	40,800	13,156
The Swatch Group AG (Bearer)	13,730	5,506
Transocean Ltd. (a)	298,700	23,875
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
UBS AG (a)	1,623,850	$ 29,069
Zurich Financial Services AG	140,024	38,248
TOTAL SWITZERLAND		240,324
Taiwan - 1.6%
HTC Corp.	1,475,000	49,725
Taiwan Fertilizer Co. Ltd.	1,733,000	6,535
TOTAL TAIWAN		56,260
United Kingdom - 18.0%
Anglo American PLC (United Kingdom)	408,000	20,013
Associated British Foods PLC	508,400	8,648
Aviva PLC	528,700	3,760
BG Group PLC	1,095,201	24,575
BHP Billiton PLC	467,464	17,847
BP PLC sponsored ADR	1,987,200	94,332
Britvic PLC	510,100	3,665
Burberry Group PLC	663,100	11,406
Capita Group PLC	805,500	8,760
Carphone Warehouse Group PLC (a)	1,801,600	11,629
GlaxoSmithKline PLC	1,592,100	28,744
HSBC Holdings PLC sponsored ADR	1,004,400	54,880
Inchcape PLC (a)	1,984,100	11,818
Intertek Group PLC	358,900	9,985
ITV PLC (a)	9,525,300	11,854
Johnson Matthey PLC	199,600	6,154
Lloyds Banking Group PLC (a)	28,866,800	29,190
Misys PLC	1,754,000	9,532
Next PLC	265,100	8,394
Ocado Group PLC (a)(d)	761,000	2,657
Pearson PLC	1,068,400	17,579
Reckitt Benckiser Group PLC	533,400	29,004
Rio Tinto PLC	354,100	24,315
Royal Dutch Shell PLC Class B	3,213,179	111,953
Sage Group PLC	2,087,600	9,867
Standard Chartered PLC (United Kingdom)	207,637	5,417
TalkTalk Telecom Group PLC	2,100,000	5,425
Tesco PLC	2,572,966	16,595
Vodafone Group PLC sponsored ADR	1,887,500	53,530
TOTAL UNITED KINGDOM		651,528
United States of America - 7.6%
Alliance Data Systems Corp. (a)	107,000	7,569
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Anadarko Petroleum Corp.	190,300	$ 14,668
Apple, Inc. (a)	83,500	28,333
AsiaInfo Holdings, Inc. (a)(d)	509,800	10,940
C. R. Bard, Inc.	91,800	8,661
CF Industries Holdings, Inc.	77,400	10,452
Citigroup, Inc. (a)	3,638,100	17,536
eBay, Inc. (a)	308,400	9,363
General Motors Co.	257,900	9,411
Google, Inc. Class A (a)	41,100	24,675
Illumina, Inc. (a)	129,800	9,000
Jacobs Engineering Group, Inc. (a)	144,100	7,402
JPMorgan Chase & Co.	201,200	9,042
Kulicke & Soffa Industries, Inc. (a)	414,200	4,038
Lear Corp. (a)	23,400	2,472
Medco Health Solutions, Inc. (a)	229,300	13,992
Newmont Mining Corp.	125,000	6,884
NVIDIA Corp. (a)	263,300	6,298
Philip Morris International, Inc.	63,700	3,646
Resolute Energy Corp. (a)	221,300	4,006
SanDisk Corp. (a)	293,800	13,330
Schweitzer-Mauduit International, Inc.	150,000	8,994
The Walt Disney Co.	164,500	6,394
Unisys Corp. (a)	43,300	1,227
Virgin Media, Inc.	668,300	16,814
Wells Fargo & Co.	612,300	19,851
TOTAL UNITED STATES OF AMERICA		274,998
TOTAL COMMON STOCKS (Cost $2,894,631)		3,513,558
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
ProSiebenSat.1 Media AG	462,000	14,190
Volkswagen AG	227,000	36,670
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,204)		50,860
Master Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $20)	$ 19	$ 19
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	55,133,249	55,133
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	20,519,220	20,519
TOTAL MONEY MARKET FUNDS (Cost $75,652)		75,652
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,999,507)		3,640,089
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(26,756)
NET ASSETS - 100%		$ 3,613,333
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,792,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 20
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	400
Total	$ 435
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 651,528	$ 418,140	$ 233,388	$ -
Japan	474,547	417,899	56,648	-
United States of America	274,998	274,998	-	-
Germany	265,590	265,590	-	-
Switzerland	240,324	198,099	42,225	-
France	213,925	213,925	-	-
Canada	176,602	176,602	-	-
Australia	122,815	122,815	-	-
Spain	115,947	108,924	7,023	-
Other	1,028,142	897,271	130,871	-
Master Notes	19	-	-	19
Money Market Funds	75,652	75,652	-	-
Total Investments in Securities:	$ 3,640,089	$ 3,169,915	$ 470,155	$ 19
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 24
Total Realized Gain (Loss)	(56)
Total Unrealized Gain (Loss)	55
Cost of Purchases	25
Proceeds of Sales	(29)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 19
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $3,028,534,000. Net unrealized appreciation aggregated $611,555,000, of which $727,778,000 related to appreciated investment securities and $116,223,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813050.106

OS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
Australia - 2.2%
AMP Ltd.	359,117	$ 1,915
Australia & New Zealand Banking Group Ltd.	138,019	3,256
BHP Billiton Ltd.	211,768	9,421
Extract Resources Ltd. (a)	228,927	2,033
Newcrest Mining Ltd.	167,129	6,159
Paladin Energy Ltd. (a)	499,573	2,434
Westfield Retail Trust unit	90,042	238
TOTAL AUSTRALIA		25,456
Austria - 0.6%
Wienerberger AG (a)	352,040	7,277
Bailiwick of Jersey - 0.7%
WPP PLC	608,281	7,522
Belgium - 1.3%
Ageas	707,600	2,006
Anheuser-Busch InBev SA NV	181,852	10,033
Hamon & Compagnie International SA	60,300	2,328
TOTAL BELGIUM		14,367
Bermuda - 1.9%
Clear Media Ltd. (a)	1,278,000	831
GOME Electrical Appliances Holdings Ltd. (a)	16,054,000	6,074
Huabao International Holdings Ltd.	1,892,000	2,800
Signet Jewelers Ltd. (a)	267,900	11,380
TOTAL BERMUDA		21,085
Brazil - 0.0%
Drogasil SA	47,700	343
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR unit (a)(e)	4,200	150
Canada - 1.7%
Barrick Gold Corp.	52,100	2,470
Suncor Energy, Inc.	240,100	9,944
Uranium One, Inc.	683,900	4,475
Yamana Gold, Inc.	205,600	2,315
TOTAL CANADA		19,204
Cayman Islands - 4.3%
Ajisen (China) Holdings Ltd.	64,000	98
Bosideng International Holdings Ltd.	8,788,000	2,728
China Shanshui Cement Group Ltd.	3,898,000	3,045
China ZhengTong Auto Services Holdings Ltd.	380,000	315
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Daphne International Holdings Ltd.	2,880,000	$ 2,770
E-Commerce China Dangdang, Inc. ADR	38,000	1,075
Hengdeli Holdings Ltd.	20,646,000	11,625
Natural Beauty Bio-Technology Ltd.	6,200,000	1,471
Noah Holdings Ltd. ADR (d)	69,800	1,126
Peak Sport Products Co. Ltd. (d)	3,552,000	2,364
Perfect World Co. Ltd. sponsored ADR Class B (a)	205,800	4,779
Shenguan Holdings Group Ltd.	1,694,000	2,273
Silver Base Group Holdings Ltd.	10,689,000	7,677
Tencent Holdings Ltd.	291,300	7,547
TOTAL CAYMAN ISLANDS		48,893
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	48,500	5,269
Denmark - 3.3%
Carlsberg AS Series B	56,400	5,619
Danske Bank AS (a)	61,600	1,652
Novo Nordisk AS:
Series B	19,863	2,236
Series B sponsored ADR	175,200	19,820
Pandora A/S	82,700	5,278
William Demant Holding AS (a)	40,900	3,275
TOTAL DENMARK		37,880
France - 11.2%
Alstom SA	148,729	8,300
Atos Origin SA (a)	53,518	2,979
AXA SA	144,258	3,053
AXA SA sponsored ADR	89,200	1,895
BNP Paribas SA	164,222	12,275
Carrefour SA	63,941	3,132
Compagnie Generale de Geophysique SA (a)	100,800	3,053
Credit Agricole SA	252,900	3,736
Danone	95,722	5,765
Iliad Group SA	18,000	1,911
Ingenico SA	88,993	3,305
Ipsos SA	48,000	2,330
Laurent-Perrier Group	21,000	2,171
LVMH Moet Hennessy - Louis Vuitton	191,134	29,837
Pernod-Ricard SA	11,900	1,134
Safran SA	62,400	2,255
Sanofi-Aventis	32,879	2,247
Common Stocks - continued
	Shares	Value (000s)
France - continued
Sanofi-Aventis sponsored ADR	339,100	$ 11,668
Schneider Electric SA	65,626	10,233
Societe Generale Series A	131,824	8,523
Total SA	52,088	3,048
Vallourec SA (d)	35,330	3,837
TOTAL FRANCE		126,687
Germany - 9.1%
Allianz AG	43,050	5,979
BASF AG	90,218	6,939
Bayerische Motoren Werke AG (BMW)	271,535	20,847
Deutsche Bank AG	53,600	3,168
Deutsche Boerse AG	67,469	5,113
Deutsche Lufthansa AG (a)	134,200	2,819
Deutsche Post AG	183,500	3,364
Fresenius Medical Care AG & Co. KGaA	175,200	10,250
HeidelbergCement AG	33,000	2,156
Hugo Boss AG (d)	46,900	2,906
K&S AG	23,400	1,730
Kabel Deutschland Holding AG	83,300	4,197
Linde AG	37,952	5,531
MAN SE	46,471	5,372
Munich Re Group	13,555	2,123
Puma AG	11,423	3,572
Rheinmetall AG	21,700	1,858
SAP AG	103,500	5,982
SAP AG sponsored ADR (d)	91,600	5,304
Siemens AG sponsored ADR	19,100	2,453
Tom Tailor Holding AG	57,500	1,148
TOTAL GERMANY		102,811
Greece - 0.2%
Folli Follie Group (a)	137,123	2,707
Hong Kong - 2.5%
Cathay Pacific Airways Ltd.	1,939,000	4,884
China Unicom (Hong Kong) Ltd. sponsored ADR	197,000	3,243
Emperor Watch & Jewellery Ltd.	24,650,000	3,604
Hang Seng Bank Ltd.	77,200	1,273
Henderson Land Development Co. Ltd.	510,334	3,538
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	88,600	19
Hong Kong Exchanges and Clearing Ltd.	145,600	3,339
I.T Ltd.	1,654,000	1,120
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Television Broadcasts Ltd.	544,000	$ 2,923
Wharf Holdings Ltd.	645,000	4,873
TOTAL HONG KONG		28,816
Ireland - 1.3%
CRH PLC	397,098	8,547
Kingspan Group PLC (United Kingdom)	671,700	6,023
TOTAL IRELAND		14,570
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,800	2,284
Italy - 3.3%
Bulgari SpA	370,200	3,862
Intesa Sanpaolo SpA	2,183,886	7,265
Saipem SpA	344,003	17,208
Tod's SpA	27,600	2,826
UniCredit SpA	1,782,294	4,414
Unione di Banche Italiane SCpA	174,755	1,810
TOTAL ITALY		37,385
Japan - 16.6%
Aozora Bank Ltd.	1,265,000	2,790
Canon, Inc.	139,300	6,857
Canon, Inc. sponsored ADR	78,700	3,869
eAccess Ltd.	2,580	1,562
Fanuc Ltd.	40,700	6,426
Fuji Media Holdings, Inc.	775	1,203
Hoya Corp.	51,100	1,204
Japan Retail Fund Investment Corp.	1,514	2,780
Japan Tobacco, Inc.	525	1,970
JFE Holdings, Inc.	72,700	2,334
JSR Corp.	81,000	1,670
Keyence Corp.	15,900	4,219
Mazda Motor Corp.	2,788,000	8,220
Mitsubishi Corp.	259,500	7,224
Mitsubishi Electric Corp.	624,000	6,880
Mitsubishi Estate Co. Ltd.	140,000	2,644
Mitsubishi UFJ Financial Group, Inc.	1,618,300	8,405
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	489,700	2,546
Mitsui & Co. Ltd.	399,700	6,720
Mizuho Financial Group, Inc.	1,276,800	2,465
Mizuho Financial Group, Inc. ADR (d)	353,200	1,370
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
MS&AD Insurance Group Holdings, Inc.	97,800	$ 2,326
Murata Manufacturing Co. Ltd.	44,800	3,395
Nintendo Co. Ltd.	6,400	1,729
NKSJ Holdings, Inc.	276,000	1,883
Nomura Holdings, Inc.	393,000	2,396
NSK Ltd.	426,000	4,079
ORIX Corp.	71,420	7,048
Rakuten, Inc.	6,883	6,054
Ricoh Co. Ltd.	395,000	5,626
Shin-Etsu Chemical Co., Ltd.	68,000	3,827
SMC Corp.	41,400	7,006
SOFTBANK CORP.	361,100	12,419
Sony Corp.	56,600	1,948
Sony Corp. sponsored ADR (d)	26,500	910
Sumitomo Corp.	335,300	4,824
Sumitomo Mitsui Financial Group, Inc.	219,000	7,446
Tokio Marine Holdings, Inc.	82,100	2,447
Tokyo Electron Ltd.	98,100	6,394
Toshiba Corp.	825,000	4,875
Toyota Motor Corp.	259,400	10,679
Toyota Motor Corp. sponsored ADR (d)	60,400	4,964
Yahoo! Japan Corp.	6,187	2,333
TOTAL JAPAN		187,966
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	6,111	5,353
Luxembourg - 0.3%
Apera M unit (a)	5,205	212
ArcelorMittal SA Class A unit (d)	104,100	3,798
TOTAL LUXEMBOURG		4,010
Netherlands - 1.7%
AEGON NV (a)	212,400	1,572
ASML Holding NV	74,700	3,138
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	398,910	4,542
sponsored ADR (a)	118,800	1,353
Koninklijke Philips Electronics NV	183,406	5,714
Koninklijke Philips Electronics NV unit	81,700	2,551
TOTAL NETHERLANDS		18,870
Common Stocks - continued
	Shares	Value (000s)
Norway - 1.1%
Aker Solutions ASA	304,600	$ 5,539
DnB NOR ASA	287,800	3,960
StatoilHydro ASA sponsored ADR (d)	117,400	2,867
TOTAL NORWAY		12,366
Poland - 0.3%
Eurocash SA	292,200	3,231
Russia - 0.2%
Uralkali JSC GDR (Reg. S)	69,400	2,634
Singapore - 0.2%
United Overseas Bank Ltd.	122,234	1,892
South Africa - 0.7%
Aspen Pharmacare Holdings Ltd.	327,300	3,879
Clicks Group Ltd.	537,040	2,962
Impala Platinum Holdings Ltd.	58,800	1,667
TOTAL SOUTH AFRICA		8,508
Spain - 3.0%
Antena 3 Television SA	243,700	2,536
Banco Bilbao Vizcaya Argentaria SA	328,798	4,031
Banco Santander SA	778,256	9,528
Banco Santander SA:
rights 1/31/11 (a)	778,256	147
sponsored ADR	246,500	3,017
EDP Renovaveis SA (a)	451,605	2,683
NH Hoteles SA (a)(d)	573,700	3,393
Telefonica SA	191,749	4,800
Telefonica SA sponsored ADR	136,900	3,440
TOTAL SPAIN		33,575
Sweden - 1.3%
Elekta AB (B Shares)	276,000	11,158
Svenska Handelsbanken AB (A Shares)	63,500	2,163
Swedbank AB (A Shares) (a)	125,912	1,975
TOTAL SWEDEN		15,296
Switzerland - 5.5%
Compagnie Financiere Richemont SA Series A	291,558	15,857
Credit Suisse Group	50,181	2,240
Credit Suisse Group sponsored ADR	87,600	3,917
GAM Holding Ltd. (a)	140,277	2,511
Julius Baer Group Ltd.	103,830	4,698
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Kuehne & Nagel International AG	21,350	$ 2,761
Swiss Reinsurance Co.	28,450	1,626
The Swatch Group AG (Bearer)	44,090	17,680
UBS AG (a)	195,078	3,492
UBS AG (NY Shares) (a)	288,077	5,174
Zurich Financial Services AG	8,685	2,372
TOTAL SWITZERLAND		62,328
Taiwan - 1.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	394,424	1,698
HTC Corp.	444,400	14,982
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	158,285	2,069
TOTAL TAIWAN		18,749
Turkey - 0.7%
Boyner Buyuk Magazacilik AS (a)	1,304,000	3,040
Dogus Otomotiv Servis ve Ticaret AS	288,000	919
Turkcell Iletisim Hizmet AS sponsored ADR	223,600	3,457
TOTAL TURKEY		7,416
United Kingdom - 17.6%
Anglo American PLC:
ADR	195,246	4,797
(United Kingdom)	177,859	8,724
Aviva PLC	334,000	2,375
Barclays PLC	1,401,484	6,563
Barclays PLC Sponsored ADR (d)	383,700	7,214
BG Group PLC	344,048	7,720
BHP Billiton PLC	495,034	18,900
BP PLC sponsored ADR	226,600	10,757
Burberry Group PLC	252,600	4,345
Dunelm Group PLC	235,100	1,760
Great Portland Estates PLC	573,900	3,311
Hays PLC	1,126,800	2,186
Hikma Pharmaceuticals PLC	142,400	1,834
HSBC Holdings PLC:
(United Kingdom)	166,744	1,818
sponsored ADR	449,333	24,552
Imperial Tobacco Group PLC	108,977	3,114
InterContinental Hotel Group PLC	293,195	6,182
International Personal Finance PLC	449,100	2,460
Intertek Group PLC	111,700	3,108
ITV PLC (a)	1,549,000	1,928
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Johnson Matthey PLC	140,754	$ 4,340
Legal & General Group PLC	813,369	1,446
Lloyds Banking Group PLC (a)	3,032,699	3,067
Lloyds Banking Group PLC sponsored ADR (a)(d)	381,800	1,539
M&C Saatchi	773,305	1,598
Man Group PLC	825,945	3,892
Prudential PLC	380,200	4,120
Rio Tinto PLC	141,832	9,739
Rio Tinto PLC sponsored ADR	95,900	6,663
Rolls-Royce Group PLC	162,800	1,664
Royal Bank of Scotland Group PLC (a)	1,162,200	775
Royal Dutch Shell PLC:
Class A (United Kingdom)	92,200	3,247
Class B	113,022	3,938
Schroders PLC	156,700	4,525
Standard Chartered PLC (United Kingdom)	161,560	4,215
Sthree PLC	190,600	1,133
Vodafone Group PLC	2,846,069	7,987
Vodafone Group PLC sponsored ADR	230,400	6,534
Xstrata PLC	237,400	5,266
TOTAL UNITED KINGDOM		199,336
United States of America - 1.7%
Apple, Inc. (a)	12,300	4,174
Deckers Outdoor Corp. (a)	128,600	9,438
Google, Inc. Class A (a)	9,500	5,703
TOTAL UNITED STATES OF AMERICA		19,315
TOTAL COMMON STOCKS (Cost $912,525)		1,103,551
Nonconvertible Preferred Stocks - 2.3%

Germany - 2.3%
Hugo Boss AG (non-vtg.)	94,300	6,643
Volkswagen AG	121,400	19,611
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,656)		26,254
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	6,138,335	$ 6,138
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	19,719,864	19,720
TOTAL MONEY MARKET FUNDS (Cost $25,858)		25,858
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $956,039)		1,155,663
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(22,732)
NET ASSETS - 100%		$ 1,132,931
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	81
Total	$ 83
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 199,336	$ 133,872	$ 65,464	$ -
Japan	187,966	147,770	40,196	-
Germany	129,065	129,065	-	-
France	126,687	118,339	8,348	-
Switzerland	62,328	56,596	5,732	-
Cayman Islands	48,893	48,893	-	-
Denmark	37,880	35,644	2,236	-
Italy	37,385	37,385	-	-
Spain	33,575	15,216	18,359	-
Other	266,690	219,339	47,351	-
Money Market Funds	25,858	25,858	-	-
Total Investments in Securities:	$ 1,155,663	$ 967,977	$ 187,686	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $971,267,000. Net unrealized appreciation aggregated $184,396,000, of which $249,132,000 related to appreciated investment securities and $64,736,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813064.106

FAEM-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR (d)	73,676	$ 3,399,411
Austria - 0.3%
Erste Bank AG	48,275	2,418,838
Bailiwick of Jersey - 0.6%
Heritage Oil PLC	281,579	1,470,231
Randgold Resources Ltd. sponsored ADR	28,000	2,141,720
West China Cement Ltd. (a)	2,134,000	755,418
TOTAL BAILIWICK OF JERSEY		4,367,369
Bermuda - 2.6%
Aquarius Platinum Ltd.:
(Australia)	454,459	2,518,075
(United Kingdom)	121,011	678,167
Cheung Kong Infrastructure Holdings Ltd.	408,000	1,938,795
China Yurun Food Group Ltd.	1,021,000	3,299,969
Credicorp Ltd. (NY Shares)	25,200	2,627,352
G-Resources Group Ltd. (a)	546,000	40,617
Orient Overseas International Ltd.	401,000	4,019,361
Shenzhen International Holdings Ltd.	21,022,500	1,860,446
Sparkle Roll Group Ltd.	3,656,000	661,164
Texwinca Holdings Ltd.	904,000	982,054
TOTAL BERMUDA		18,626,000
Brazil - 13.2%
AES Tiete SA (PN) (non-vtg.)	97,600	1,374,302
Anhanguera Educacional Participacoes SA	22,100	468,507
Banco Bradesco SA (PN) sponsored ADR	601,490	11,380,191
Banco do Brasil SA	250,700	4,474,262
Banco do Estado do Rio Grande do Sul SA	175,800	1,729,008
Brasil Insurance Participacoes e Administracao SA	1,400	1,581,769
Cia Hering SA	106,600	1,636,558
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	71,900	2,743,704
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	230,405	6,151,814
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	28,100	687,544
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	1,347	22,252
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	283,000	4,827,980
Confab Industrial SA (PN) (non-vtg.)	117,200	406,246
Common Stocks - continued
	Shares	Value
Brazil - continued
Eletropaulo Metropolitana SA (PN-B)	78,900	$ 1,537,781
Estacio Participacoes SA	69,700	1,003,178
Even Construtora e Incorporadora SA	88,300	418,333
Fleury SA	57,000	854,573
HRT Participacoes em Petroleo SA (a)	800	872,204
Light SA	97,400	1,527,442
Lojas Renner SA	83,600	2,426,531
Natura Cosmeticos SA	33,500	857,841
OGX Petroleo e Gas Participacoes SA (a)	584,400	6,031,499
PDG Realty SA Empreendimentos e Participacoes	570,400	3,153,876
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	61,200	2,247,876
(PN) (non-vtg.)	276,700	4,495,234
(PN) sponsored ADR (non-vtg.)	292,510	9,725,958
SLC Agricola SA	83,600	992,170
Tegma Gestao Logistica	60,700	781,183
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	116,800	4,438,400
Vale SA:
(PN-A) sponsored ADR	521,500	16,156,070
sponsored ADR	20,900	727,947
TOTAL BRAZIL		95,732,233
British Virgin Islands - 0.3%
Camelot Information Systems, Inc. ADR	34,920	782,208
Mail.ru Group Ltd. GDR unit (a)(e)	43,000	1,530,800
TOTAL BRITISH VIRGIN ISLANDS		2,313,008
Canada - 1.9%
Carpathian Gold, Inc. (a)	15,500	9,445
China Gold International Resources Corp. Ltd. (a)	24,000	123,127
Eldorado Gold Corp.	183,185	2,944,208
First Quantum Minerals Ltd.	29,800	3,448,537
First Uranium Corp. (a)(d)	373,000	368,864
Niko Resources Ltd.	15,800	1,538,807
Petrominerales Ltd.	79,300	3,092,470
Uranium One, Inc.	336,100	2,199,036
TOTAL CANADA		13,724,494
Cayman Islands - 3.2%
3SBio, Inc. sponsored ADR (a)	70,306	1,131,224
Alibaba.com Ltd.	420,000	829,571
Bitauto Holdings Ltd. ADR	60,800	659,072
China Shanshui Cement Group Ltd.	3,621,000	2,828,326
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China ZhengTong Auto Services Holdings Ltd.	747,000	$ 619,881
Country Garden Holdings Co. Ltd.	1,942,000	727,304
E-Commerce China Dangdang, Inc. ADR	32,100	908,430
Eurasia Drilling Co. Ltd. GDR (Reg. S)	97,463	2,953,129
EVA Precision Industrial Holdings Ltd.	2,228,000	1,917,438
hiSoft Technology International Ltd. ADR (a)	11,600	349,392
International Mining Machinery Holdings Ltd.	1,528,000	1,179,787
Kingboard Chemical Holdings Ltd.	617,000	3,513,595
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	39,750	40,174
Microport Scientific Corp.	27,000	21,401
Minth Group Ltd.	297,000	449,492
Sany Heavy Equipment International Holdings Co. Ltd.	695,000	1,010,838
Shenguan Holdings Group Ltd.	1,334,000	1,789,662
SOHO China Ltd.	931,500	734,753
Trina Solar Ltd. (a)(d)	47,200	1,230,504
TOTAL CAYMAN ISLANDS		22,893,973
Chile - 0.2%
Empresas La Polar SA	197,740	1,215,004
China - 9.1%
Agricultural Bank of China (H Shares)	3,260,000	1,605,582
Anhui Expressway Co. Ltd. (H Shares)	1,246,000	1,027,573
Baidu.com, Inc. sponsored ADR (a)	26,515	2,880,324
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	379,200	869,600
China Communications Services Corp. Ltd. (H Shares)	2,086,000	1,276,193
China Construction Bank Corp. (H Shares)	12,429,000	10,919,691
China Merchants Bank Co. Ltd. (H Shares)	1,369,342	3,224,543
China Minsheng Banking Corp. Ltd. (H Shares)	2,888,000	2,448,399
China Petroleum & Chemical Corp.:
(H Shares)	1,886,000	2,084,511
sponsored ADR (H Shares) (d)	33,100	3,648,282
China Resources Land Ltd.	474,000	854,766
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,646,000	1,114,673
Digital China Holdings Ltd. (H Shares)	702,000	1,346,953
Dongfeng Motor Group Co. Ltd. (H Shares)	920,000	1,623,640
Global Bio-Chem Technology Group Co. Ltd. (a)	1,398,000	227,717
Golden Eagle Retail Group Ltd. (H Shares)	991,000	2,720,013
Harbin Power Equipment Co. Ltd. (H Shares)	1,944,000	2,445,957
Industrial & Commercial Bank of China Ltd. (H Shares)	17,389,035	12,935,615
Ping An Insurance Group Co. China Ltd. (H Shares)	652,000	6,459,958
Weichai Power Co. Ltd. (H Shares)	370,000	2,512,762
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. (B Shares)	294,239	$ 3,205,125
Zhaojin Mining Industry Co. Ltd. (H Shares)	117,000	428,426
TOTAL CHINA		65,860,303
Colombia - 0.7%
BanColombia SA sponsored ADR	18,700	1,092,828
Ecopetrol SA ADR (d)	94,300	4,030,382
TOTAL COLOMBIA		5,123,210
Czech Republic - 0.7%
Komercni Banka AS	21,293	5,085,597
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	470,508	2,634,845
Georgia - 0.2%
Bank of Georgia unit (a)	70,400	1,354,496
Hong Kong - 3.1%
China Mobile (Hong Kong) Ltd.	491,700	4,833,255
CNOOC Ltd.	4,667,000	10,388,305
CNOOC Ltd. sponsored ADR (d)	14,800	3,295,368
I.T Ltd.	1,046,000	708,352
Shanghai Industrial Holdings Ltd.	791,000	3,180,516
TOTAL HONG KONG		22,405,796
Hungary - 0.1%
OTP Bank Ltd. (a)	13,800	385,285
India - 5.7%
Adani Enterprises Ltd.	158,337	1,949,454
Bank of Baroda	208,283	3,978,647
BGR Energy Systems Ltd.	58,174	698,532
Canara Bank	58,792	773,501
Indian Oil Corp. Ltd.	253,343	1,862,824
Indian Overseas Bank	548,501	1,557,228
Infosys Technologies Ltd. sponsored ADR	117,197	7,935,409
Infrastructure Development Finance Co. Ltd.	864,610	2,778,261
Jain Irrigation Systems Ltd.	563,515	2,351,822
JSW Steel Ltd.	136,435	2,695,950
Reliance Industries Ltd.	52,812	1,059,467
Rural Electrification Corp. Ltd.	322,230	1,713,286
Shree Renuka Sugars Ltd.	248,585	445,636
Shriram Transport Finance Co. Ltd.	77,265	1,157,921
State Bank of India	18,901	1,089,885
Tata Consultancy Services Ltd.	267,738	6,774,516
Common Stocks - continued
	Shares	Value
India - continued
Tata Steel Ltd.	128,665	$ 1,796,116
Ultratech Cement Ltd.	41,789	914,479
TOTAL INDIA		41,532,934
Indonesia - 4.5%
PT Astra International Tbk	825,000	4,458,734
PT Bank Rakyat Indonesia Tbk	8,937,000	4,790,515
PT Bank Tabungan Negara Tbk	4,634,000	681,171
PT Bumi Serpong Damai Tbk	10,061,600	800,660
PT Ciputra Development Tbk (a)	14,439,000	486,727
PT Delta Dunia Petroindo Tbk (a)	9,099,500	1,287,290
PT Gudang Garam Tbk	375,500	1,545,913
PT Indo Tambangraya Megah Tbk	389,500	1,993,137
PT Indocement Tunggal Prakarsa Tbk	1,630,000	2,441,044
PT Indofood Sukses Makmur Tbk	6,718,500	3,489,948
PT Kalbe Farma Tbk	3,015,000	941,357
PT Mitra Adiperkasa Tbk	1,250,500	297,147
PT Perusahaan Gas Negara Tbk Series B	8,029,200	3,749,279
PT Tambang Batubbara Bukit Asam Tbk	589,000	1,285,675
PT Tower Bersama Infrastructure Tbk	5,965,000	1,598,715
PT XL Axiata Tbk (a)	4,435,500	2,573,657
TOTAL INDONESIA		32,420,969
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	2,828,841	872,182
Kazakhstan - 0.5%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	183,877	3,953,356
Korea (South) - 14.8%
CJ CGV Co. Ltd.	31,280	719,241
CJ Corp.	46,788	3,154,365
Daelim Industrial Co.	19,558	2,174,324
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,830	1,746,844
DC Chemical Co. Ltd.	9,308	3,150,113
Doosan Co. Ltd.	15,509	2,312,761
GS Holdings Corp.	59,223	4,405,203
Hanjin Heavy Industries & Consolidated Co. Ltd.	64,768	2,220,866
Honam Petrochemical Corp.	16,010	5,160,943
Hynix Semiconductor, Inc. (a)	122,410	3,240,949
Hyundai Department Store Co. Ltd.	18,472	2,160,806
Hyundai Engineering & Construction Co. Ltd.	36,238	2,811,995
Hyundai Heavy Industries Co. Ltd.	16,808	7,279,278
Hyundai Mobis	22,777	5,257,601
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Motor Co.	60,901	$ 9,734,373
Hyundai Steel Co.	28,488	3,535,960
Industrial Bank of Korea	292,830	4,432,164
Kia Motors Corp.	119,050	5,814,967
KT Corp.	67,330	2,516,972
LG Chemical Ltd.	15,219	5,707,763
Meritz Fire & Marine Insurance Co. Ltd.	84,520	784,916
Paradise Co. Ltd.	213,660	776,512
Samsung Electronics Co. Ltd.	21,683	18,994,109
Shinhan Financial Group Co. Ltd.	165,730	7,340,292
Tong Yang Securities, Inc.	140,980	1,131,743
Young Poong Precision Corp.	33,794	318,363
TOTAL KOREA (SOUTH)		106,883,423
Lebanon - 0.0%
BLOM Bank SAL GDR	33,800	338,000
Luxembourg - 0.9%
Evraz Group SA GDR (a)	104,093	4,122,083
Millicom International Cellular SA	27,000	2,517,750
TOTAL LUXEMBOURG		6,639,833
Malaysia - 0.8%
AirAsia Bhd (a)	1,193,800	1,072,334
Axiata Group Bhd (a)	2,242,100	3,515,296
RHB Capital Bhd	491,900	1,357,686
TOTAL MALAYSIA		5,945,316
Mexico - 3.5%
America Movil SAB de CV Series L sponsored ADR	285,768	16,285,918
Cemex SA de CV sponsored ADR	102,356	969,311
Compartamos SAB de CV (a)	1,312,600	2,641,817
Genomma Lab Internacional SA de CV (a)	472,200	1,195,561
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	177,500	4,270,650
TOTAL MEXICO		25,363,257
Netherlands - 0.2%
New World Resources BV	72,000	1,170,486
Nigeria - 0.5%
Diamond Bank PLC (a)	6,987,205	381,621
Guaranty Trust Bank PLC GDR (Reg. S)	372,372	2,662,460
Guinness Nigeria PLC	302,866	404,783
TOTAL NIGERIA		3,448,864
Common Stocks - continued
	Shares	Value
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	434,500	$ 727,927
Panama - 0.1%
Copa Holdings SA Class A	14,600	821,250
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	86,089	3,529,649
Grana y Montero SA	155,702	365,366
TOTAL PERU		3,895,015
Poland - 0.0%
LW Bogdanka S.A. (a)	2,546	100,641
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	394,744	1,821,095
Russia - 9.6%
Cherkizovo Group OJSC GDR (a)	64,694	1,265,663
LSR Group OJSC GDR (Reg. S) (a)	105,400	1,027,650
Magnit OJSC GDR (Reg. S)	139,561	3,652,311
Mechel Steel Group OAO sponsored ADR (d)	150,700	4,751,571
Novolipetsk Steel Ojsc (a)	188,100	808,217
OAO Gazprom sponsored ADR	377,065	10,090,259
OAO NOVATEK GDR	65,698	7,410,734
OAO Raspadskaya (a)	179,200	1,360,614
OAO Tatneft sponsored ADR	143,400	5,097,870
OJSC Oil Co. Rosneft GDR (Reg. S)	973,200	8,320,860
Polymetal JSC GDR (Reg. S) (a)	184,606	3,060,767
RusHydro JSC (a)	429,046	21,440
RusHydro JSC sponsored ADR (a)	591,729	2,934,976
Sberbank (Savings Bank of the Russian Federation) (a)	2,072,600	7,361,253
Sberbank (Savings Bank of the Russian Federation) GDR	9,007	3,415,571
Severstal JSC (a)	111,265	2,016,228
Sistema JSFC sponsored GDR	107,883	2,470,521
TGK-1 OAO (a)	1,003,697,000	764,616
Uralkali JSC GDR (Reg. S)	93,900	3,563,505
TOTAL RUSSIA		69,394,626
Singapore - 0.8%
Keppel Corp. Ltd.	325,000	2,972,561
Straits Asia Resources Ltd.	1,236,000	2,512,195
Yanlord Land Group Ltd.	546,000	657,317
TOTAL SINGAPORE		6,142,073
Common Stocks - continued
	Shares	Value
South Africa - 4.8%
African Bank Investments Ltd.	877,647	$ 4,455,495
African Rainbow Minerals Ltd.	136,068	3,983,743
AngloGold Ashanti Ltd.	89,100	3,829,842
AngloGold Ashanti Ltd. sponsored ADR	62,207	2,677,389
Aspen Pharmacare Holdings Ltd.	166,526	1,973,353
Clicks Group Ltd.	282,344	1,557,059
Foschini Ltd.	292,166	3,230,170
Gold Fields Ltd.	45,800	724,420
Imperial Holdings Ltd.	94,021	1,439,385
Mr Price Group Ltd.	282,708	2,235,775
Mvelaphanda Resources Ltd. (a)	449,160	2,311,458
Shoprite Holdings Ltd.	161,000	1,995,202
Standard Bank Group Ltd.	124,933	1,828,347
Wilson Bayly Holmes-Ovcon Ltd.	58,277	996,978
Woolworths Holdings Ltd.	562,061	1,837,107
TOTAL SOUTH AFRICA		35,075,723
Switzerland - 0.1%
Compagnie Financiere Richemont SA unit	65,800	357,197
Taiwan - 8.9%
Advanced Semiconductor Engineering, Inc.	1,264,432	1,569,435
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	875,874	5,360,349
Chroma ATE, Inc.	570,393	1,767,747
Edison Opto Corp.	61,432	339,526
Farglory Land Development Co. Ltd.	548,000	1,368,113
Formosa Plastics Corp.	2,301,000	7,868,089
Fubon Financial Holding Co. Ltd.	4,494,726	6,283,949
HTC Corp.	238,050	8,025,171
Huaku Development Co. Ltd.	333,000	1,098,533
Kinsus Interconnect Technology Corp.	467,000	1,511,639
Macronix International Co. Ltd.	5,707,061	4,431,619
Pegatron Corp. (a)	1,831,000	2,528,344
Ruentex Development Co. Ltd.	1,522,000	2,306,061
Taishin Financial Holdings Co. Ltd.	10,362,130	6,030,303
Taiwan Cement Corp.	3,011,804	3,251,379
Taiwan Semiconductor Manufacturing Co. Ltd.	1,858,534	4,832,093
Unimicron Technology Corp.	645,000	1,343,750
Wistron Corp.	2,482,499	4,872,674
TOTAL TAIWAN		64,788,774
Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	840,400	2,175,441
Common Stocks - continued
	Shares	Value
Thailand - continued
Banpu PCL (For. Reg.)	61,100	$ 1,443,229
BEC World PCL (For. Reg.)	1,435,600	1,463,239
PTT PCL (For. Reg.)	273,800	2,967,902
Siam Commercial Bank PCL (For. Reg.)	1,163,000	3,537,356
Total Access Communication PCL (For. Reg.)	14,600	19,015
TOTAL THAILAND		11,606,182
Turkey - 1.7%
Sinpas Gayrimenkul Yatirim Ortakligi AS	631,000	841,596
Tofas Turk Otomobil Fabrikasi AS	267,327	1,442,849
Turk Hava Yollari AO	1,119,142	3,613,060
Turkiye Garanti Bankasi AS	1,406,375	6,258,347
TOTAL TURKEY		12,155,852
United Kingdom - 1.1%
Eurasian Natural Resources Corp. PLC	142,900	2,304,779
Hikma Pharmaceuticals PLC	204,043	2,627,516
Kalahari Minerals PLC (a)	93,100	349,671
Xstrata PLC	127,225	2,822,213
TOTAL UNITED KINGDOM		8,104,179
United States of America - 0.7%
Central European Distribution Corp. (a)	51,200	1,174,528
China Agritech, Inc. (a)(d)	28,000	302,680
China Valves Technology, Inc. (a)(d)	72,529	529,462
Freeport-McMoRan Copper & Gold, Inc.	27,222	2,960,393
TOTAL UNITED STATES OF AMERICA		4,967,063
TOTAL COMMON STOCKS (Cost $571,711,512)		716,066,079
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	476,111	$ 476,111
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	22,121,606	22,121,606
TOTAL MONEY MARKET FUNDS (Cost $22,597,717)		22,597,717
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $594,309,229)		738,663,796
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(14,507,278)
NET ASSETS - 100%		$ 724,156,518
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,530,800 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,870
Fidelity Securities Lending Cash Central Fund	126,203
Total	$ 130,073
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 106,883,423	$ 104,366,451	$ 2,516,972	$ -
Brazil	95,732,233	95,732,233	-	-
Russia	69,394,626	69,394,626	-	-
China	65,860,303	63,775,792	2,084,511	-
Taiwan	64,788,774	58,387,246	6,401,528	-
India	41,532,934	37,554,287	3,978,647	-
South Africa	35,075,723	30,521,461	4,554,262	-
Indonesia	32,420,969	32,420,969	-	-
Mexico	25,363,257	25,363,257	-	-
Other	179,013,837	163,792,277	15,221,560	-
Money Market Funds	22,597,717	22,597,717	-	-
Total Investments in Securities:	$ 738,663,796	$ 703,906,316	$ 34,757,480	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $603,876,479. Net unrealized appreciation aggregated $134,787,317, of which $154,264,760 related to appreciated investment securities and $19,477,443 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

1.813052.106

AVLF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.7%
General Motors Co.	6,518	$ 237,842
Honda Motor Co. Ltd.	1,800	77,584
		315,426
Household Durables - 2.9%
D.R. Horton, Inc.	2,000	24,780
Garmin Ltd. (d)	39,033	1,203,387
		1,228,167
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	21,537	461,753
Time Warner, Inc.	14,764	464,328
Washington Post Co. Class B (d)	1,814	777,027
		1,703,108
Specialty Retail - 0.5%
Best Buy Co., Inc.	6,428	218,552
TOTAL CONSUMER DISCRETIONARY		3,465,253
CONSUMER STAPLES - 6.7%
Beverages - 3.1%
Grupo Modelo SAB de CV Series C	196,400	1,210,301
The Coca-Cola Co.	2,200	138,270
		1,348,571
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	14,100	482,220
Kroger Co.	3,700	79,180
		561,400
Food Products - 2.0%
Dean Foods Co. (a)	31,600	320,740
Kraft Foods, Inc. Class A	17,405	532,071
		852,811
Household Products - 0.3%
Procter & Gamble Co.	2,500	157,825
TOTAL CONSUMER STAPLES		2,920,607
ENERGY - 12.5%
Energy Equipment & Services - 0.5%
Transocean Ltd. (a)	2,500	199,825
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	6,475	$ 499,093
Apache Corp.	1,900	226,784
BP PLC sponsored ADR	19,800	939,906
Chevron Corp.	12,300	1,167,639
ConocoPhillips	5,800	414,468
Exxon Mobil Corp.	2,120	171,042
Marathon Oil Corp.	16,056	733,759
Occidental Petroleum Corp.	4,284	414,177
Suncor Energy, Inc.	11,800	488,690
Total SA sponsored ADR	2,600	152,802
		5,208,360
TOTAL ENERGY		5,408,185
FINANCIALS - 22.0%
Capital Markets - 5.1%
Bank of New York Mellon Corp.	14,400	449,712
BlackRock, Inc. Class A	700	138,614
Goldman Sachs Group, Inc.	3,600	589,032
Invesco Ltd.	5,500	136,070
Morgan Stanley	10,000	294,000
Northern Trust Corp.	6,200	322,276
State Street Corp.	5,900	275,648
		2,205,352
Commercial Banks - 4.1%
Aozora Bank Ltd. (d)	100,000	220,517
PNC Financial Services Group, Inc.	1,077	64,620
Sumitomo Mitsui Financial Group, Inc.	13,700	465,800
Wells Fargo & Co.	31,475	1,020,420
		1,771,357
Consumer Finance - 0.1%
Discover Financial Services	1,200	24,708
Diversified Financial Services - 6.7%
Bank of America Corp.	44,320	608,514
Citigroup, Inc. (a)	238,119	1,147,734
JPMorgan Chase & Co.	25,140	1,129,792
		2,886,040
Insurance - 5.6%
Berkshire Hathaway, Inc. Class B (a)	5,940	485,595
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,249	$ 105,266
First American Financial Corp.	18,200	282,282
Genworth Financial, Inc. Class A (a)	13,800	187,266
Lincoln National Corp.	10,700	308,588
MetLife, Inc.	11,000	503,470
RenaissanceRe Holdings Ltd.	3,100	203,422
XL Capital Ltd. Class A	15,288	350,401
		2,426,290
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	26,100	187,398
TOTAL FINANCIALS		9,501,145
HEALTH CARE - 16.9%
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	16,800	644,784
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	16,300	113,774
CareFusion Corp. (a)	9,000	231,570
Covidien PLC	4,475	212,428
		557,772
Health Care Providers & Services - 1.5%
Omnicare, Inc.	13,241	343,207
UnitedHealth Group, Inc.	7,000	287,350
		630,557
Pharmaceuticals - 12.6%
Eli Lilly & Co.	22,600	785,802
Johnson & Johnson	19,918	1,190,499
Merck & Co., Inc.	32,900	1,091,293
Pfizer, Inc.	131,752	2,400,521
		5,468,115
TOTAL HEALTH CARE		7,301,228
INDUSTRIALS - 9.6%
Aerospace & Defense - 0.9%
United Technologies Corp.	5,100	414,630
Building Products - 0.5%
Armstrong World Industries, Inc.	5,022	203,943
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. (a)	7,500	$ 385,275
KBR, Inc.	6,873	220,623
		605,898
Electrical Equipment - 0.4%
Alstom SA	3,028	168,984
Industrial Conglomerates - 4.6%
General Electric Co.	75,280	1,516,139
Siemens AG sponsored ADR	1,000	128,410
Textron, Inc.	13,002	341,823
		1,986,372
Machinery - 1.8%
Ingersoll-Rand Co. Ltd.	9,400	443,680
Navistar International Corp. (a)	5,180	335,923
		779,603
TOTAL INDUSTRIALS		4,159,430
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	88,400	579,904
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	6,219	284,146
Seagate Technology (a)	124,978	1,749,692
		2,033,838
Electronic Equipment & Components - 1.0%
Avnet, Inc. (a)	5,923	210,977
Corning, Inc.	8,861	196,803
		407,780
Internet Software & Services - 0.4%
eBay, Inc. (a)	6,078	184,528
IT Services - 0.4%
CoreLogic, Inc. (a)	8,100	162,405
Office Electronics - 1.2%
Xerox Corp.	49,200	522,504
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	3,030	127,290
MEMC Electronic Materials, Inc. (a)	13,500	149,715
		277,005
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.7%
Microsoft Corp.	26,777	$ 742,392
TOTAL INFORMATION TECHNOLOGY		4,910,356
MATERIALS - 2.6%
Chemicals - 1.7%
Clariant AG (Reg.) (a)	25,084	442,885
Dow Chemical Co.	7,847	278,412
		721,297
Metals & Mining - 0.9%
Goldcorp, Inc.	10,200	409,488
TOTAL MATERIALS		1,130,785
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	21,100	580,672
Verizon Communications, Inc.	13,165	468,937
		1,049,609
Wireless Telecommunication Services - 5.2%
Sprint Nextel Corp. (a)	380,566	1,720,158
Vodafone Group PLC sponsored ADR	17,850	506,226
		2,226,384
TOTAL TELECOMMUNICATION SERVICES		3,275,993
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	7,417	396,513
PPL Corp.	11,462	295,605
		692,118
TOTAL COMMON STOCKS (Cost $41,797,966)		42,765,100
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	614,982	$ 614,982
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,972,368	1,972,368
TOTAL MONEY MARKET FUNDS (Cost $2,587,350)		2,587,350
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $44,385,316)		45,352,450
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(2,065,473)
NET ASSETS - 100%		$ 43,286,977
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 375
Fidelity Securities Lending Cash Central Fund	8,701
Total	$ 9,076
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,465,253	$ 3,387,669	$ 77,584	$ -
Consumer Staples	2,920,607	2,920,607	-	-
Energy	5,408,185	5,408,185	-	-
Financials	9,501,145	9,035,345	465,800	-
Health Care	7,301,228	7,301,228	-	-
Industrials	4,159,430	4,159,430	-	-
Information Technology	4,910,356	4,910,356	-	-
Materials	1,130,785	1,130,785	-	-
Telecommunication Services	3,275,993	3,275,993	-	-
Utilities	692,118	692,118	-	-
Money Market Funds	2,587,350	2,587,350	-	-
Total Investments in Securities:	$ 45,352,450	$ 44,809,066	$ 543,384	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $45,172,805. Net unrealized appreciation aggregated $179,645, of which $3,371,264 related to appreciated investment securities and $3,191,619 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011